As filed with the Securities and Exchange Commission on April 27, 2000
 File No. 33-89984
 File No. 811-8994


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.

Post-Effective Amendment No.  6        [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   6                                  [X]

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
(Name of Depositor)

3520 Broadway
Kansas City, Missouri  64141-6139
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number: (816) 753-7000


C. John Malacarne
3520 Broadway
Kansas City, Missouri  64141-6139
(Name and Address of Agent for Service of Process)



Copy to:
Stephen E. Roth, Esquire
Sutherland, Asbill & Brennan, LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415



It is proposed that this filing will become effective:


____ immediately upon filing pursuant to paragraph (b) of Rule 485 _X__ On May 1, 2000 pursuant to paragraph (b) of Rule 485 ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph
(a)(1) of Rule 485



Title of securities being registered:  Individual Flexible Premium Deferred
                                       Variable Annuity Contracts





         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       Kansas City Life Insurance Company
         through the Kansas City Life Variable Annuity Separate Account
             Home Office:                              Correspondence to:
            3520 Broadway                           Variable Administration
   Kansas City, Missouri 64111-2565                     P.O. Box 219364
      Telephone: (816) 753-7000                 Kansas City, Missouri 64121-9364
                                                   Telephone: (800) 616-3670

This Prospectus describes an individual flexible premium deferred variable annuity contract (the "Contract") offered by Kansas City Life Insurance Company ("Kansas City Life"). We have provided a Definitions section at the beginning of this Prospectus for your reference as you read.

The Contract is designed to meet investors' long-term investment needs. The Contract also provides you the opportunity to allocate premiums to one or more divisions ("Subaccount") of Kansas City Life Variable Annuity Separate Account ("Variable Account") or the Fixed Account. The assets of each Subaccount are invested in a corresponding portfolio of a designated mutual fund ("Funds") as follows:

MFS(R) Variable Insurance TrustSM                     Manager
     MFS Emerging Growth Series                     MFS Investment Management(R)
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series
     MFS Global Governments Series
     MFS Bond Series

American Century Variable Portfolios                Manager
     American Century VP Capital Appreciation       American Century Investment
                                                    Management, Inc.
     American Century VP Income & Growth
     American Century VP International
     American Century VP Value

Federated Insurance Series                          Manager
     Federated American Leaders Fund II             Federated Investment
                                                    Management Company
     Federated High Income Bond Fund II
     Federated Prime Money Fund II



Dreyfus Variable Investment Fund                    Manager
     Appreciation Portfolio                         The Dreyfus Corporation
       Small Cap Portfolio                          Sub-Investment Adviser for
                                                    Appreciation Portfolio:
                                                    Fayez Sarofim & Co.


Dreyfus Stock Index Fund                            Manager
                                                    The Dreyfus Corporation
                                                    Index Fund Manager:
                                                    Mellon Equity Associates

The Dreyfus Socially Responsible Growth Fund, Inc.  Manager
                                                    The Dreyfus Corporation
                                                    Sub-Investment Adviser:
                                                    NCM Capital Management
                                                    Group, Inc.

J.P. Morgan Series Trust II                         Manager
     J.P. Morgan U.S. Disciplined Equity Portfolio  J.P. Morgan Investment
                                                    Management Inc.
     J.P. Morgan Small Company Portfolio


Franklin Templeton Variable Insurance
        Products Trust                              Manager
     Templeton International Securities
        Fund Class 2                                Templeton Investment
                                                     Counsel, Inc.

Calamos Advisors Trust                             Manager
     Calamos Convertible Portfolio                 Calamos Asset Management,Inc.

The accompanying prospectuses for the Funds describe these portfolios. The value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds. You bear the entire investment risk of amounts allocated to the Variable Account. Another choice available for allocation of premiums is our Fixed Account. The Fixed Account is part of Kansas City Life's general account. It pays interest at declared rates guaranteed to equal or exceed 3%.

This Prospectus provides basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information contains more information about the Contract and the Variable Account. The date of the Statement of Additional Information is the same as this Prospectus and is incorporated by reference. We show the Table of Contents for the Statement of Additional Information on page 36 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or phone number shown above.

The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the
Securities   and   Exchange   Commission.   The   address   of   the   site   is
http://www.sec.gov.



If you already have a variable annuity contract, you should consider whether or not purchasing another contract as a replacement for an existing contract is advisable.


This Prospectus and the accompanying Fund prospectuses provide important information you should have before deciding to purchase a Contract. Please keep for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves certain risks including the loss of Premium Payments (principal).



                   The date of this Prospectus is May 1, 2000.


                               PROSPECTUS CONTENTS

DEFINITIONS...................................................................1

HIGHLIGHTS....................................................................2
   The Contract...............................................................2
   Charges and Deductions.....................................................3
   Annuity Provisions.........................................................4
   Federal Tax Status.........................................................4

TABLE OF EXPENSES.............................................................4
   CONDENSED FINANCIAL INFORMATION............................................10

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS..........................11
   Kansas City Life Insurance Company.........................................11
   Kansas City Life Variable Annuity Separate Account.........................11
   The Funds..................................................................11
   Resolving Material Conflicts...............................................14
   Addition, Deletion or Substitution of Investments..........................14
   Voting Rights..............................................................15

DESCRIPTION OF THE CONTRACT...................................................15
   Purchasing a Contract......................................................15
   Free-Look Period...........................................................15
   Allocation of Premiums.....................................................16
   Variable Account Value.....................................................16
   Transfer Privilege.........................................................18
   Dollar Cost Averaging Plan.................................................18
   Portfolio Rebalancing Plan.................................................18
   Partial and Full Cash Surrenders...........................................19
   Contract Termination.......................................................20
   Contract Loans.............................................................20
   Death Benefit Before Maturity Date.........................................21
   Proceeds on Maturity Date..................................................22
   Payments...................................................................22
   Modifications..............................................................23
   Reports to Contract Owner..................................................23
   Telephone Authorizations...................................................23

THE FIXED ACCOUNT.............................................................23
   Minimum Guaranteed and Current Interest Rates..............................24
   Calculation of Fixed Account Value.........................................24
   Transfers from Fixed Account...............................................24
   Delay of Payment...........................................................24

CHARGES AND DEDUCTIONS........................................................24
   Surrender Charge (Contingent Deferred Sales Charge)........................24
   Transfer Processing Fee....................................................26
   Administrative Charges.....................................................26
   Mortality and Expense Risk Charge..........................................26
   Premium Taxes..............................................................26
   Reduced Charges for Eligible Groups........................................26
   Other Taxes................................................................27
   Investment Advisory Fees and Other Expenses of the Funds...................27

PAYMENT OPTIONS...............................................................27
   Election of Options........................................................28
   Description of Options.....................................................28

YIELDS AND TOTAL RETURNS......................................................28
   Yields.....................................................................28
   Total Returns..............................................................29
   Benchmarks and Ratings.....................................................29

FEDERAL TAX STATUS............................................................30
   Introduction...............................................................30
   Taxation of Non-Qualified Contracts........................................30
   Taxation of Qualified Contracts............................................31
   Possible Tax Law Changes...................................................32

DISTRIBUTION OF THE CONTRACTS.................................................32

LEGAL PROCEEDINGS.............................................................32

COMPANY HOLIDAYS..............................................................32

FINANCIAL STATEMENTS..........................................................33

CONDENSED FINANCIAL INFORMATION...............................................34

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.........................36

DEFINITIONS

Annuitant The person on whose life the Contract's annuity benefit is based.

Beneficiary The person you designate to receive any proceeds payable under the Contract at your death or the death of the Annuitant.

Cash Surrender Value The Contract Value less any applicable surrender charge, indebtedness and premium taxes payable.

Contract Date The date from which Contract Months, Years, and Anniversaries are measured.

Contract  Value The sum of the  Variable  Account  Value  and the Fixed  Account
Value.

Contract Year Any period of twelve months starting with the Contract Date or any contract anniversary.

Fixed Account An account that is one option we offer for allocation of your premiums. It is part of our general account and is not part of or dependent on the investment performance of the Variable Account.

Fixed Account Value Measure of value accumulating in the Fixed Account.

Issue Age The Annuitant's age on his/her last birthday as of or on the Contract Date.

Life Payment Option A payment option based upon the life of the Annuitant.

Maturity Date The date when the Contract terminates and we either pay the proceeds under a payment option or pay you the Cash Surrender Value in a lump sum. The latest Maturity Date is the later of the contract anniversary following the Annuitant's 85th birthday and the tenth contract anniversary. (Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity Date.)

Non-Life Payment Option A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract A Contract that is not a "Qualified Contract."

Owner The person entitled to exercise all rights and privileges provided in the Contract. The terms "you" and "your" refer to the Owner.

Qualified Contract A Contract issued in connection with plans that qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

Subaccount The divisions of the Variable Account. The assets of each Subaccount are invested in a portfolio of a designated Fund.

Valuation Day Each day on which both the New York Stock Exchange and Kansas City Life are open for business.

Valuation Period The interval of time beginning at the close of business on one Valuation Day and ending at the close of business on the next Valuation Day.

Variable Account Value The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

Written Notice A written request or notice in a form satisfactory to us that is signed by the Owner and received at the Home Office.


HIGHLIGHTS

The Contract

     Who Should Invest. The Contract is designed for investors seeking long-term tax-deferred accumulation of funds. The goal for this accumulation is generally retirement, but may be for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. We offer the Contract as both a Qualified Contract and a Non-Qualified Contract. (See "FEDERAL TAX STATUS," page 30.)



     Tax favored arrangements, including IRAs and Roth IRAs, should carefully consider the costs and benefits of the Contracts (including annuity income benefits) before purchasing the Contract, since the tax arrangement itself provides for tax-sheltered growth.

     The Contract. The Contract is an individual flexible premium deferred variable annuity. In order to purchase a Contract, you must complete an application and submit it to us through a licensed Kansas City Life representative, who is also a registered representative of Sunset Financial Services, Inc. ("Sunset Financial"). You must pay the minimum initial premium. The maximum Issue Age is 80. (See "Purchasing a Contract," page 15.)

     Free-Look Period. You have the right to cancel your Contract and receive a refund if you return the Contract within 10 days after you receive it. The amount returned to you will vary depending on your state. (See "Free-Look Period," page 15.)

     Premiums. The minimum amount that we will accept as an initial premium is a single premium of $5,000 or annualized payments of $600. Subsequent premiums may not be less than $50 and you may pay them at any time during the Annuitant's lifetime and before the Maturity Date. (See "Purchasing a Contract," page 15.)

     Premium Allocation. You direct the allocation of premium payments among the Subaccounts of the Variable Account and/or the Fixed Account. In the Contract application, you specify the percentage of a premium you want allocated to each Subaccount and/or to the Fixed Account. We will invest the assets of each Subaccount in a corresponding Portfolio of a designated Fund. The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the Subaccounts. We will credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year. We may declare a higher current interest rate.



The sum of your allocations must equal 100%. We have the right to limit the number of Subaccounts to which you allocate premiums (not applicable to Texas Contracts). We will never limit the number to less than 12. You can change the allocation percentages at any time by sending Written Notice. You can make changes in your allocation by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 23.) The change will apply to the premium payments received with or after receipt of your notice.

We will allocate the initial premium to the Federated Prime Money Fund II Subaccount for a 15-day period in states that:

      require premium payments to be refunded under the free-look provision; or

      require the greater of premium payments or Contract Value to be refunded under the free-look provision.

At the end of that period, we will allocate the amount in the Federated Prime Money Fund II Subaccount to the Subaccounts and Fixed Account according to your allocation instructions. (See "Allocation of Premiums," page 16.)

     Transfers. After the free look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Certain restrictions apply. The first six transfers during a Contract Year are free. After the first six transfers, we will assess a $25 transfer processing fee. (See "Transfer Privilege," page 18.)

     Full and Partial Surrender. You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:
o the date that the Annuitant dies; or
o the Maturity Date.



     Death Benefit. If the Annuitant dies before the Maturity Date, the Beneficiary will receive a death benefit. The death benefit is equal to the greater of:

o premiums paid, adjusted for any surrenders (including applicable surrender charges) less any indebtedness; and

o the Contract Value on the date we receive proof of Annuitant's death. If you die before the Maturity Date, the Contract Value (or, if the Owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death. (See "Death Benefit Before Maturity Date," page 21.)



Death Proceeds are taxable and generally are included in the income of the recipient as follows:

o If received under a payment option, they are taxed in the same manner as annuity payments.

o If distributed in a lump sum, they are taxed in the same manner as a full surrender.



Charges and Deductions

The following charges and deductions apply to the Contract:

     Surrender Charge (Contingent Deferred Sales Charge). We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we will deduct a surrender charge for surrenders or partial surrenders during the first seven Contract Years. Subject to certain restrictions, the first surrender up to 10% of the Contract Value per Contract Year will not be subject to a surrender charge. (See "Transfers from Fixed Account," page 24.)

For the first three Contract Years, the surrender charge is 7% of the amount surrendered. In the fourth, fifth, and sixth Contract Year, the surrender charge is 6%, 5%, and 4%, respectively. In the seventh Contract Year, the surrender charge is 2%. In the eighth Contract Year and after, there is no surrender charge. The total surrender charges on any Contract will never exceed 8 1/2% of the total premiums paid. (See "Transfers from Fixed Account," page 24.)

     Annual Administration Fee. We will deduct an annual administration fee of $30 from the Contract Value for administrative expenses at the beginning of each Contract Year. We will waive this fee for Contracts with Contract Values of $50,000 or more. (See "Administrative Charges," page 26.)

     Transfer Processing Fee. The first six transfers of amounts in the Subaccounts and the Fixed Account each Contract Year are free. We assess a $25 transfer processing fee for each additional transfer during a Contract Year. (See "Transfer Processing Fee," page 26.)

     Asset-Based Administration Charge. We deduct a daily asset-based administration charge for expenses we incur in administration of the Contract. Prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%. (See "Administrative Charges," page 26.)

     Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. Prior to the Maturity Date , we deduct this charge from the assets of the Variable Account at an annual rate of 1.25% (approximately .70% for mortality risk and .55% for expense risk). (See "Mortality and Expense Risk Charge," page 26.)



     Premium Taxes. If state or other premium taxes are applicable to a Contract, we will deduct them either upon surrender or when we apply the proceeds to a payment option. (See "Premium Taxes," page 26.)

     Investment Advisory Fees and Other Expenses of the Funds. The funds deduct investment advisory fees on a daily basis and incur other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. Expenses of the Funds are not fixed or specified in the Contract and actual expenses may vary. See the prospectuses for the Funds for specific information about these fees. (See " Investment Advisory Fees and Other Expenses of the Funds," page 27.)



Annuity Provisions



     Maturity Date. On the Maturity Date we will apply the proceeds to the payment option you choose. If you choose a Life Payment Option, the amount of proceeds will be the full Contract Value. If you elect a payment option other than a Life Payment Option or if you elect to receive a lump sum payment, we will apply the Cash Surrender Value. (See "PAYMENT OPTIONS," page 27.)



     Payment Options. The payment options are:
o        Interest Payments (Non-Life Payment Option)
o        Installments of a Specified Amount (Non-Life Payment Option)
o        Installments for a Specified Period (Non-Life Payment Option)
o        Life Income (Life Payment Option)
o        Joint and Survivor Income (Life Payment Option)

Payments under these options do not vary based on Variable Account performance. (See "Payment Options," page 27.)

Federal Tax Status



Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs. A distribution includes an actual distribution of funds such as surrender or annuity payment. However, a distribution also includes certain changes in the Contract such as a pledge or assignment. Generally, a portion of any distribution is taxable as ordinary income. In addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59 1/2. Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "FEDERAL TAX STATUStatus," page 30.)



TABLE OF EXPENSES

Contract Owner Transaction Expenses

Sales Charge Imposed on Premiums                        None

Surrender Charge (Contingent Deferred Sales Charge)



Note: Subject to certain restrictions, up to 10% of the Contract Value will not be subject to a surrender charge each Contract Year. (See "Surrender Charge," page 24.)



                                                            Surrender Charge as
                Contract Year in Which                      Percentage of Amount
                Surrender Occurs                            Surrendered

                        1                                           7%
                        2                                           7
                        3                                           7
                        4                                           6
                        5                                           5
                        6                                           4
                        7                                           2
                        8 and after                                 0

Transfer Processing Fee              No fee for first six transfers in
                                     Contract Year;  $25 for each
                                     additional transfer during a Contract Year.


Annual Administration Fee            $30 per Contract Year -- Waived if Contract
                                     Value is equal to or greater than $50,000.

Variable Account Annual Expenses
  (as a percentage of Variable Account assets)

         Mortality and Expense Risk Charge            1.25%
         Asset-Based Administration Charge            0.15%
         Total Variable Account Annual Expenses       1.40%


                                                         MFS                         MFS                      MFS
                                                       Emerging         MFS         Total         MFS        Global       MFS
                                                        Growth       Research       Return     Utilities     Gov't        Bond
                                                        Series        Series        Series      Series       Series      Series
MFS(R) Variable Insurance TrustSM Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)              0.75%          0.75%        0.75%        0.75%       0.75%       0.60%
Other Expenses 1/                                       0.09%          0.11%        0.15%        0.16%       0.30%       0.46%
Total Annual Fund Expenses 1/                           0.84%          0.86%        0.90%        0.91%       1.05%       1.06%
Expense Reimbursement2/                                  _NA_          _NA_          _NA_        _NA_       (0.14%)     (0.30%)
Net Annual Fund Expenses1/                              0.84%          0.86%        0.90%        0.91%       0.91%       0.76%



                                                                  Am Cent         Am Cent VP
                                                                VP Capital         Income &         Am Cent VP     Am Cent
                                                               Appreciation         Growth        International    VP Value
American Century Variable Portfolios Annual Expenses (as a
percentage of average net assets)
Management Fees (Investment Advisory Fees)                         1.00%            0.70%             1.34%           1.00%
Other Expenses 3/                                                  0.00%            0.00%             0.00%           0.00%
Total Annual Fund Expenses3/                                       1.00%            0.70%             1.34%           1.00%



                                                                 Federated        Federated         Federated
                                                                 American        High Income          Prime
                                                                  Leaders            Bond             Money
                                                                  Fund II          Fund II           Fund II
Federated Insurance Series Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                         0.75%            0.60%             0.50%
Other Expenses                                                     0.13%            0.19%             0.23%
Shareholder Services Fee 4/                                        0.25%            0.25%             0.25%
Total Annual Fund Expenses                                         1.13%            1.04%             0.98%
Waiver of Fund Expenses4/                                         (0.25%)          (0.25%)           (0.25%)
Net Annual Fund Expenses4/                                         0.88%            0.79%             0.73%



                                                               Dreyfus           Dreyfus
                                                            Appreciation         Small Cap
                                                              Portfolio         Portfolio
Dreyfus Variable Investment Fund Annual Expenses (as a
percentage of average net assets)
Management Fees (Investment Advisory Fees)                      0.75%             0.75%
Other Expenses                                                  0.03%             0.03%
Total Annual Fund Expenses                                      0.78%             0.78%


                                                                      Dreyfus Stock
                                                                        Index Fund
Dreyfus Stock Index Fund Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                                0.25%
Other Expenses5/                                                          0.01%
Net Annual Fund Expenses5/                                                0.26%



                                                                       The Dreyfus
                                                                        Socially
                                                                       Responsible
                                                                      Growth Fund,
                                                                          Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
Annual Expenses (as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                                0.75%
Other Expenses                                                            0.04%
Net Annual Fund Expenses5/                                                0.79%


                                                                   JP Morgan             JP Morgan
                                                                   U.S.                  Small Company
                                                                   Disciplined           Portfolio
                                                                   Equity
                                                                   Portfolio
J.P. Morgan Series Trust II Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                           0.35%                 0.60%
Other Expenses                                                       0.52%                 1.97%
Total Annual Fund Expenses 6/                                        0.87%                 2.57%
Expense Reimbursement6/                                             (0.02%)               (1.42%)
Net Annual Fund Expenses6/                                           0.85%                 1.15%




                                                                           Templeton
                                                                         International
                                                                          Securities
                                                                        Fund Class 2 7/
Franklin Templeton Variable Insurance Products Trust
Annual Expenses (as a percentage of average net assets) 7/
Management Fees (Investment Advisory Fees)                                   0.69%
Other Expenses                                                               0.19%
                  Total Annual Fund Expenses1.13%



                                                                            Calamos
                                                                          Convertible
                                                                           Portfolio
Calamos Advisors Trust Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                                   0.75%
Other Expenses                                                               9.11%
Total Annual Fund Expenses                                                   9.86%
Expense Reimbursement                                                       (8.86)%
Net Annual Fund Expenses9/                                                   1.00%


Premium taxes, currently ranging up to 3.5%, may be applicable, depending on various states' laws.

The above tables are intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. The tables reflect expenses of the Variable Account as well as of the Funds. The Contract Owner transaction expenses, annual administration fee, and Variable Account annual expenses are based on charges described in the Contract. The annual expenses for the Funds are expenses for the most recent fiscal year, except as noted below. For a more complete description of the various costs and expenses, see "CHARGES AND
DEDUCTIONS" on page 29 of this Prospectus and the prospectuses for the underlying Funds that accompany it. __________________________

     1/ Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:

         0.83% for Emerging Growth Series    0.90% for Utilities Series
         0.85% for Research Series           0.90% for Global Governments Series
         0.89% for Total Return Series       0.75% for Bond Series

     2/ MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year:

          0.15% for Global Governments Series0.15% for Bond Series

     These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

     3/ The investment adviser to American Century Variable Portfolios pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. For the services provided to the American Century VP Capital Appreciation Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% thereafter. For the services provided to the American Century VP International Fund, the manager receives an annual fee of 1.50% of the first $250 million of the average net assets of the fund, 1.20% of the next $250 million and 1.10% thereafter. For the services provided to the American Century VP Value Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% thereafter.

     4/ The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ended December 31, 2000. The maximum shareholder services fee is 0.25%.

     5/ The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund reimburse their investment adviser, The Dreyfus Corporation, for certain expenses relating to servicing and/or maintaining shareholder accounts. These expenses are reflected as part of "Other Expenses." The Dreyfus Corporation has agreed that these expenses will not exceed an annual rate of 0.25% of 1.00% of each Fund's average daily net assets.

     6/ The trust, on behalf of each portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), under which Morgan Guaranty is responsible for certain aspects of the administration and operation of each portfolio. Under the Service Agreement, each portfolio has agreed to pay Morgan Guaranty a fee based on the percentages described below. If total expenses of each portfolio, excluding the advisory fees, exceed the expense limits of: 0.50% of the average daily net assets of J.P. Morgan U.S. Disciplined Equity Portfolio and 0.55% of the average daily net assets of J.P. Morgan Small Company Portfolio, Morgan Guaranty will reimburse each portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limits, Morgan Guaranty's fees would be limited to the difference between such expenses and the fees calculated under the Services Agreement. For the fiscal year ended December 31, 1999, Morgan Guaranty has agreed to reimburse the portfolios for expenses under this agreement as follows: $7,543 for the U.S. Disciplined Equity and $129,795 for the Small Company.

     7/ On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

     8/ The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

     9/ Pursuant to a written agreement the investment manager has voluntarily undertaken to waive fees and/or reimburse portfolio expenses so that the Total Annual Fund Expenses are limited to 1.00% of the portfolio's average net assets. The fee waiver and/or reimbursement is binding on the investment manager through May 31, 2001.



Examples

The following information regarding expenses assumes that the entire Contract Value is in the Variable Account.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered or is paid out under a Non-Life Payment Option at the end of the applicable time period:

Subaccount                                               1 Year       3 Years      5 Years*     10 Years*
MFS                          EMERGING GROWTH            $88.05       $140.13       $ 174.48      $ 263.51
                                 RESEARCH                   $            $         $ 175.43      $ 265.52
                               TOTAL RETURN                 $            $         $ 177.33      $ 269.51
                                UTILITIES                   $            $         $ 177.81      $ 270.51
                            GLOBAL GOVERNMENTS              $            $         $ 177.81      $ 270.51
                                   BOND                     $            $         $ 170.66      $ 255.46

AMERICAN CENTURY            VP CAPITAL APPREC               $            $         $ 182.07      $ 279.42
                           VP INCOME AND GROWTH             $            $         $ 167.78      $ 249.37
                             VP INTERNATIONAL               $            $         $ 197.99      $ 312.30
                                 VP VALUE                   $            $         $ 182.07      $ 279.42

FEDERATED                AMERICAN LEADERS FUND II           $            $         $ 176.38      $ 267.52
                         HIGH INCOME BOND FUND II           $            $         $ 172.09      $ 258.49
                        PRIME MONEY PRIME FUND II           $            $         $ 169.22      $ 252.42

DREYFUS                        APPRECIATION                 $            $         $ 171.61      $ 257.48
                                SMALL CAP                   $            $         $ 171.61      $ 257.48
                                STOCK INDEX                 $            $         $ 146.42      $ 203.48
                       SOCIALLY RESPONSIBLE GROWTH          $            $         $ 172.09      $ 258.49

J.P. MORGAN              U.S. DISCIPLINED EQUITY            $            $         $ 174.95      $ 264.52
                              SMALL COMPANY                 $            $         $ 189.13      $ 294.07

FRANKLIN TEMPLETON    INTERNATIONAL SECURITIES FUND         $            $         $ 188.19      $ 292.13

                                                            $            $
CALAMOS                        CONVERTIBLE               89.55        144.60       $ 182.07      $ 279.42

2. If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:



Subaccount                                               1 Year       3 Years      5 Years*      10 Years*
MFS                          EMERGING GROWTH            $23.41        $72.08       $ 123.32       $ 263.51
                                 RESEARCH                   $            $         $ 124.32       $ 265.52
                               TOTAL RETURN                 $            $         $ 126.32       $ 269.51
                                UTILITIES                   $            $         $ 126.82       $ 270.51
                            GLOBAL GOVERNMENTS              $            $         $ 126.82       $ 270.51
                                   BOND                     $            $         $ 119.29       $ 255.46


AMERICAN CENTURY            VP CAPITAL APPREC               $            $         $ 131.32       $ 279.42
                           VP INCOME AND GROWTH             $            $         $ 116.26       $ 249.37
                             VP INTERNATIONAL               $            $         $ 148.09       $ 312.30
                                 VP VALUE                   $            $         $ 131.32       $ 279.42

FEDERATED                AMERICAN LEADERS FUND II           $            $         $ 125.32       $ 267.52
                         HIGH INCOME BOND FUND II           $            $         $ 120.80       $ 258.49
                        PRIME MONEY PRIME FUND II           $            $         $ 117.78       $ 252.42

DREYFUS                        APPRECIATION                 $            $         $ 120.30       $ 257.48
                                SMALL CAP                   $            $         $ 120.30       $ 257.48
                                STOCK INDEX                 $            $             $          $ 203.48
                       SOCIALLY RESPONSIBLE GROWTH          $            $         $ 120.80       $ 258.49

J.P. MORGAN              U.S. DISCIPLINED EQUITY            $            $         $ 123.82       $ 264.52
                              SMALL COMPANY                 $            $         $ 138.75       $ 294.07

FRANKLIN TEMPLETON    INTERNATIONAL SECURITIES FUND         $            $         $ 137.77       $ 292.13

CALAMOS                        CONVERTIBLE                  $            $         $ 131.32       $ 279.42



*In these Examples "N/A" indicates that SEC rules require that the Calamos Convertible Portfolio complete the Examples for only the one and three year periods.

The examples above assume that we assess no transfer charges or premium taxes. The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year. There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year. As of 12/31/99, the average Contract Value is equal to $33,052 with an average administration fee equal to $24.24. This translates the annual administrative fee into an assumed .073% charge on a $1,000 investment for the purposes of the examples.

You should not consider the assumed expenses in the examples to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns. Actual returns may be greater or less than the assumed amount.

The various Funds themselves provided the expense information regarding the Funds. The Funds and their investment advisers are not affiliated with us. While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

CONDENSED FINANCIAL INFORMATION

Condensed financial information containing the Accumulation Unit Value Listing appears at the end of this prospectus.



              KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS

Kansas City Life Insurance Company

Kansas City Life Insurance Company is a stock life insurance company organized under the laws of the State of Missouri on May 1, 1895. Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Kansas City Life Variable Annuity Separate Account

We established the Kansas City Life Variable Annuity Separate Account as a separate investment account under Missouri law on January 23, 1995. This Variable Account supports the Contracts and may be used to support other variable annuity insurance contracts and for other purposes as permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts. The Subaccounts available under the Contract invest in shares of corresponding fund portfolios. The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus. We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account. We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct. We are obligated to pay all benefits provided under the Contracts.

The Funds

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. However, the SEC does not supervise their management, investment practices or policies. Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts. The investment objectives of each of the Portfolios is described below.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Therefore, before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this Prospectus.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

MFS(R) Variable Insurance TrustSM
(Manager:  MFS Investment Management(R))

     MFS Emerging Growth Series. The Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital. The Series' policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

     MFS Research Series. The Research Series seeks to provide long-term growth of capital and future income. The Series' assets are allocated to selected economic sectors and then to industry groups within those sectors.

     MFS Total Return Series. The Total Return Series seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



     MFS Utilities Series. The Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Series will seek to achieve its objective by investing, under normal circumstances, at least 65% of its assets in equity and debt securities of both domestic and foreign (including emerging market) companies in the utilities industry.

     MFS Global Governments Series. The Global Governments Series seeks income and capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in U.S. government securities, foreign government securities, corporate bonds, mortgage-backed securities, asset-backed securities, and derivative securities.

     MFS Bond Series. The Bond Series seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect Shareholders' capital. Up to 20% of the Series' total assets may be invested in lower-rated or non-rated debt securities commonly known as "junk bonds."



American Century Variable Portfolios, Inc.
(Manager:  American Century Investment Management, Inc.)

     American Century VP Capital Appreciation Portfolio. The investment objective of American Century VP Capital Appreciation is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

     American Century VP Income & Growth. American Century VP Income & Growth seeks dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.



     American Century VP International Portfolio. The investment objective of American Century VP International Portfolio is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency swings.



     American Century VP Value. American Century VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

Federated Insurance Series
(Manager:  Federated Investment Management Company)

     Federated American Leaders Fund II. The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies, which are generally top-quality, established growth companies.



     Federated High Income Bond Fund II. The investment objective of the Federated High Income Bond Fund II is to seek high current income. The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as "junk bonds."



     Federated Prime Money Fund II. The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.



Dreyfus   Variable   Investment   Fund   (Manager:   The  Dreyfus   Corporation;
Sub-Investment Advisor for Appreciation Portfolio: Fayez Sarofim & Co.)

     Appreciation Portfolio (formerly Capital Appreciation Portfolio). The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

     Small Cap Portfolio. The portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The portfolio focuses on small-cap companies with total market values of less than $1.5 billion.

Dreyfus Stock Index Fund (Manager: The Dreyfus Corporation;  Index Fund Manager:
Mellon Equity Associates)

The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500(R) in proportion to their weighting in the index. The S & P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

The Dreyfus Socially Responsible Growth Fund, Inc. (Manager: The Dreyfus Corporation; Sub-Investment Adviser: NCM Capital Management Group, Inc.)

The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. Morgan Series Trust II
(Manager:  J.P. Morgan Investment Management Inc.)

     J.P. Morgan U.S. Disciplined Equity Portfolio (formerly Equity Portfolio). J.P. Morgan U.S. Disciplined Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests primarily in the common stocks of U.S. corporations typically represented by the Standard & Poor's 500 Stock Index with market capitalizations above $1.5 billion.

     J.P. Morgan Small Company Portfolio. The investment objective of J.P. Morgan Small Company Portfolio is to provide a high total return from a portfolio of equity securities of small companies. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations greater than $110 million and less than $1.5 billion.

Franklin Templeton Variable Insurance Products Trust
(Manager: Templeton Investment Counsel, Inc.)

Effective May 1, 2000, each fund in the Templeton Variable Products Series Fund merged with the similar, corresponding fund of the Franklin Templeton Variable Insurance Products Trust.

     Templeton International Securities Fund Class 2 (formerly Templeton International Fund Class 2). The investment objective of Templeton International Securities Fund is long-term capital growth. The Fund invests in equity securities of companies located outside the United States, including those in emerging markets.

Calamos Advisors Trust
(Manager: Calamos Asset Management, Inc.)

     Calamos Convertible Portfolio. Calamos Convertible Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective. The Portfolio invests primarily in a diversified portfolio of convertible securities. These convertible securities may be either debt securities (bonds) or preferred stock that are convertible into common stock, and may be issued by both U.S. and foreign companies.



There is no assurance that the Funds will achieve their stated objectives and policies.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund. These important documents contain more detailed information regarding all aspects of the Funds. Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of premium payments or transfers among the Subaccounts.



We (or our affiliates) may receive significant compensation from a Fund's 12b-1 fees or from a Fund's investment adviser (or its affiliates) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue. These percentages differ, and some Funds or their advisers (or affiliates) may pay us (or our affiliates) more than others. Currently, these percentages range from 0.15% to 0.25%.

We cannot guarantee that each Fund or portfolio will always be available for the Contracts, but in the event that a Fund or portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.



Resolving Material Conflicts

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We don't currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under
Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

Addition, Deletion or Substitution of Investments



Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a portfolio are no longer available for investment or for any other reason in our sole discretion, we decide that further investment in any portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company. The substituted fund may have different fees and expenses. We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrants or for any reason in our sole discretion. We will determine on what basis we might make any new Subaccounts available to existing Contract Owners.



If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change. If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

o operate the Variable Account as a management investment company under the 1940 Act;

o de-register it under that Act if registration is no longer required; or

o combine it with other Kansas City Life separate accounts.

Voting Rights

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds. As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts. We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.



To obtain voting instructions from you, before a meeting you will be sent voting instruction material, a voting instruction form and any other related material. Your votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares. We will determine the number of votes attributable to a Subaccount by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote. We will vote shares held by a Subaccount for which we have no instructions and any shares held in our General Account in the same proportion as those shares for which we do receive voting instructions.



If required by state insurance officials, we may disregard voting instructions when it would require us to vote shares in a manner that would:

o cause a change in sub-classification or investment objectives of one or more of the Portfolios;

o approve or disapprove an investment advisory agreement; or

o require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, if we reasonably disapprove of such changes in accordance with applicable federal regulations.

If we ever disregard voting instructions, we will advise you of that action and of the reasons for it in the next semiannual report. We may change how we calculate the weight given to pass-through voting instructions when such a change is necessary to comply with current federal regulations or the current interpretation of them.


DESCRIPTION OF THE CONTRACT

The Contract is a variable annuity that provides accumulation of Variable Account Value based on the performance of Subaccounts within the Kansas City Life Variable Annuity Separate Account. You may also allocate a portion of your premiums to our Fixed Account. We provide options such as dollar cost averaging, portfolio rebalancing and the Systematic Partial Surrender Plan. The Contract offers only fixed annuity payment options.

Purchasing a Contract

The maximum Issue Age for which we issue a Contract is 80. However, for Qualified Contracts with an Issue Age of 70 1/2 or greater, tax laws may require that distributions begin immediately. (See "Premium Taxes," page 34.) We may issue Contracts above the maximum Issue Age under certain circumstances. We may issue Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code.

The minimum initial premium that we accept is a single premium of $5,000 or annualized payments of $600. You may pay additional premium payments at any time while the Annuitant is alive and before the Maturity Date. These payments must be at least $50. We may limit the number and amount of additional premium payments (where permitted).

Free-Look Period

You may cancel your Contract for a refund during your "free-look" period. The free look period applies for the 10 days after you receive the Contract. When we receive the returned Contract at our Home Office, we will cancel the Contract. The amount that we will refund will vary according to state requirements. Most states allow us to refund Contract Value. In those states, we will return an amount equal to the Contract Value. We will determine the amount of the Contract Value as of the earlier of: o the date the returned Contract is received by us at our Home Office; or o the date the returned Contract is received by the Kansas City Life representative who sold you the Contract.


A few states require a return of the greater of premium payments or Contract Value. In these states, we will refund the greater of:

(a)  the premiums paid under the Contract; and

(b)  the Contract Value as of the earlier of:

o    the date we receive the returned Contract at our Home Office; or

o the date the Kansas City Life representative who sold the Contract receives the returned Contract.

Some states permit only the return of premiums even if this amount is less than what we would have returned otherwise.

In all states we will also refund the $30 annual administration fee, if it was deducted prior to the return of the Contract.

Allocation of Premiums

At the time of application, you select how we will allocate premiums among the Subaccounts and the Fixed Account. You can change the allocation percentages at any time by sending Written Notice to us. You may also change your allocation by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 23.)

Our procedures for allocation of premiums during the free-look period vary by state, based on the amount that each state requires to be refunded if the Contract is returned within the free-look period:

o for Contracts sold to residents of states that allow refund of Contract Value we will immediately allocate premiums according to the allocation you requested; and

o for contracts sold to residents of states that require either the refund of premiums paid or the refund of the greater of Contract Value or premiums paid, we will allocate premiums received during a 15-day period following the Contract Date to the Federated Prime Money Fund II Subaccount for that 15-day period. At the end of this 15-day period, we will allocate the amount in the Federated Prime Money Fund II Subaccount according to your allocation instructions.

We will allocate the initial premium within two business days of when we receive the premium at our Home Office. In order to allocate the premium in this time frame, you must properly complete the application and it must include all the information necessary to process it, including payment of the initial premium. If the application is not properly completed, we will retain the premium for up to five business days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay. We will also return the initial premium immediately, unless you specifically consent to our keeping the premium until the application is complete. Once the application is complete, we will allocate the initial premium within two business days.

We will allocate subsequent premiums at the end of the Valuation Period in which we receive the premium payment.

The values of the Subaccounts will vary with their investment experience, so that you bear the entire investment risk with respect to the Variable Account Value. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Account Value

The Variable Account Value reflects the following:

o    the investment experience of the selected Subaccounts;

o    premiums paid;

o    surrenders;

o    transfers;

o    charges assessed in connection with the Contract; and

o    Contract indebtedness.

There is no guaranteed minimum Variable Account Value. Since a Contract's Variable Account Value on any future date depends upon a number of factors, it cannot be predetermined.




     Calculation of Variable Account Value. We calculate the Variable Account Value on each Valuation Date. Its value will be the sum of the values attributable to the Contract in each of the Subaccounts. We will determine the amount for each Subaccount by multiplying the Subaccount's unit value on the Valuation Date by the number of Subaccount accumulation units allocated to the Contract. The value of a Subaccount may increase, decrease, or remain the same.

     Determination of Number of Accumulation Units. We will convert any amounts allocated to a Subaccount into accumulation units of that Subaccount. We determine the number of accumulation units credited to the Contract by dividing the dollar amount allocated to the Subaccount by the unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated.

We will increase the number of accumulation units in any Subaccount at the end of the Valuation Period by:

o any premiums allocated to the Subaccount during the current Valuation Period; and

o transfers to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period.

We will decrease the number of accumulation units in any Subaccount at the end of the Valuation Period by:

o amounts transferred from the Subaccount to another Subaccount or the Fixed Account; and

o amounts surrendered (including applicable charges) during the current Valuation Period.

The number of units in any Subaccount will also be reduced at the beginning of each Contract Year by a pro rata share of the $30 annual administration fee.

     Net Investment Factor. We will calculate a net investment factor on each Valuation Day. A Subaccount's net investment factor measures the investment performance of an accumulation unit in that Subaccount during a Valuation Period. The net investment factor is the ratio of the Subaccount's current value to the immediately preceding Valuation Day's value, less the daily mortality and expense charge and the daily asset-based administration charge. The formula for the net investment factor equals:

                                     X - Z,
                                        Y
                          where "X" equals the sum of:

1. the net asset value per accumulation unit held in the Subaccount at the end of the current Valuation Day; plus

2.   the  per  accumulation   unit  amount  of  any  dividend  or  capital  gain
     distribution on shares held in the Subaccount during the current Valuation Day; less

3. the per accumulation unit amount of any capital loss distribution on shares held in the Subaccount during the current Valuation Day; less

4. the per accumulation unit amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes.

"Y" equals the net asset value per accumulation unit held in the Subaccount as of the end of the immediately preceding Valuation Day; and

"Z" equals the charges we deduct from the Subaccount on a daily basis. These charges equal a total of 1.40% on an annual basis and consist of two separate charges. The two charges are the asset-based administration charge (0.15%) and the mortality and expense risk charge (1.25%).

     Determination of Unit Value. We arbitrarily set the value of an accumulation unit for each of the Subaccounts at $10 when the first investments were bought. The accumulation unit value for each subsequent Valuation Period is equal to:

                                      A x B

"A" is equal to the Subaccount's accumulation unit value for the end of the immediately preceding Valuation Day; and

"B" is equal to the net investment factor for the current Valuation Day.

This accumulation unit value may increase or decrease from day to day based on investment results.

Transfer Privilege

After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Transfers are subject to the following restrictions:

o the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;

o we will treat a transfer request that would reduce the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;

o we have no limit on the number of transfers that you can make between Subaccounts or to the Fixed Account. However, you can make only one transfer from the Fixed Account each Contract Year. (See "Transfers from Fixed Account," page 29, for restrictions); and

o we have the right, where permitted, to suspend or modify this transfer privilege at any time.

We will make a transfer on the date that we receive Written Notice requesting the transfer. You may also make transfers by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 23.)

The first six transfers during each Contract Year are free. We will charge a $25 transfer processing fee for all transfers during a Contract Year in addition to the six free ones. For the purpose of charging the fee, we will consider each request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that request. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

Dollar Cost Averaging Plan

The Dollar Cost Averaging Plan is an optional feature available with the Contract. If you elect this plan, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts. The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time. We do not guarantee that the Dollar Cost Averaging Plan will result in a gain.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months. To participate in this plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month. You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial and subsequent premium payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account. Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Dollar cost averaging transfers will start on the next monthly anniversary day following the date we receive your request or on the date you request.


Once elected, we will process transfers from the Federated Prime Money Fund II Subaccount monthly until:

o    we have completed the number of designated transfers;

o the value of the Federated Prime Money Fund II Subaccount is completely depleted; or

o    you send us Written Notice instructing us to cancel the monthly transfers.

There is no transfer charge for participation in the Dollar Cost Averaging Plan and transfers made under the Dollar Cost Averaging Plan won't count toward the six free transfers allowed each Contract Year. We have the right to cancel this feature at any time with notice to you.

Portfolio Rebalancing Plan

The Portfolio Rebalancing Plan is an optional feature available with the Contract. Under this plan we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value. We will do this on a quarterly basis at three month intervals from the monthly anniversary day on which the Portfolio Rebalancing Plan begins. The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix. The plan automatically adjusts your portfolio mix to be consistent with your current premium allocation instructions. If you make a change to your premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new premium allocation.

The redistribution will not count as a transfer permitted under the Contract each Contract Year. If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the monthly anniversary day the Dollar Cost Averaging Plan ends. If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Portfolio rebalancing will terminate when:

o    you request any transfer unless you authorize a new allocation; or

o    the day we receive Written Notice instructing us to cancel the plan.


Partial and Full Cash Surrenders

     Partial Surrenders. You may surrender part of the Cash Surrender Value at any time before the Annuitant's death and before the Maturity Date. We will surrender the amount requested from the Contract Value on the date we receive Written Notice for the surrender. We will deduct any applicable surrender charge from the amount surrendered or from the remaining Contract Value, according to your instructions. If the remaining Contract Value is less than the surrender charge, we will reduce the amount surrendered . We will make the surrender from each Subaccount and the Fixed Account based on your instructions.



Subject to certain restrictions, we will not apply a surrender charge on the first partial surrender of up to 10% of the Contract Value per Contract Year. (See "Surrender Charge," page 24.)



     Systematic Partial Surrender Plan. The Systematic Partial Surrender Plan enables you to authorize an automatic regular payment of a partial surrender amount. If you wish to participate in the plan, you should instruct us to surrender a particular dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis. The minimum payment under this plan is $100. We will make the surrender from each Subaccount and the Fixed Account based on your instructions.



Subject to certain restrictions, we will not apply a surrender charge on the first amounts paid out under the Systematic Partial Surrender Plan of up to 10% of the Contract Value each Contract Year . (See "Surrender Charge," page 24.)



You may discontinue participation in the Systematic Partial Surrender Plan at any time by sending us Written Notice.

Certain federal income tax consequences may apply to partial and systematic partial surrenders. You should consult your tax adviser before requesting a partial or systematic partial surrender. (See "Federal Tax Status," page 30.)

Full Surrender. You may request a surrender of the Contract for its Cash Surrender Value at any time before the Annuitant's death and before the Maturity Date. The Cash Surrender Value will equal the Contract Value less:

o    any applicable surrender charge;

o    any indebtedness;

o    any premium taxes payable; and

o    any withholding taxes.

We will determine the Cash Surrender Value on the date we receive Written Notice of surrender and the Contract. We will pay the Cash Surrender Value in a lump sum unless you request payment under a payment option.



Subject to certain restrictions, we will not apply a surrender charge on up to 10% of the Contract Value when you surrender the Contract. (See "Surrender Charge," page 24.)



Certain federal income tax consequences may apply to a surrender of the Contract. You should consult your tax adviser before requesting a surrender. (See "Federal Tax Status," page 30.)

     Restrictions on Distributions from Certain Contracts. Certain restrictions apply to surrenders and partial surrenders from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of:

o    elective contributions made in years beginning after December 31, 1988;

o    earnings on those contributions; and

o earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon the:

o    death of the employee;

o    attainment of age 59 1/2;

o    separation from employment;

o    disability; or

o    financial hardship.

In  addition,   income  attributable  to  elective   contributions  may  not  be
distributed in the case of hardship.

Contract Termination

We may terminate the Contract and pay you the Cash Surrender Value if all of these events simultaneously exist prior to the Maturity Date:

o    you have not paid premiums for at least two years;

o    the Contract Value is less than $2,000; and

o total premiums paid under the Contract, less any partial surrenders, is less than $2,000.

We will mail a termination notice to you and to the holder of any assignment of record at least six months before we terminate the Contract. We have the right to automatically terminate the Contract on the date specified in the notice, unless we receive an additional premium payment before the termination date specified or the Contract Value has increased to the amount required. This additional premium payment must be for at least the required minimum amount.

Contract Loans

If your Contract is a 403(b) (TSA) Qualified Contract, you have the option of taking a Contract loan at any time after the first Contract Year. You may obtain a loan by submitting Written Notice. The only security we require is an assignment of the Contract to us. We allow only one loan per Contract Year.

We will show the current loan amount and any withdrawals for unpaid interest on your annual report.


Amount of Loan Available. You may borrow up to the lesser of:

     (1) $50,000, reduced by the excess (if any) of the highest outstanding loan balance during the one-year period ending on the day before the loan is made over the outstanding loan balance on the day loan is made;

     (2) the greater of 50% of the Cash Surrender Value of the Contract or $10,000; or

     (3) the Cash Surrender Value less any outstanding loans, determined as of the date of the loan.

At any time you make a new loan, the sum of all prior loans, loan interest outstanding, and the current loan applied for, may not exceed the applicable limit described above. Each loan must be at least $2,500.

     Loan Account. When you make a loan, we will withdraw an amount equal to the loan from the Fixed Account and Variable Account and transfer this amount to the loan account. The loan account is part of the Fixed Account. If you do not specify allocation instructions in your loan application, we will withdraw the loan pro rata from all Subaccounts having values and from the Fixed Account. Amounts transferred to the loan account do not participate in the investment experience of the Fixed Account and the Subaccounts from which they were withdrawn.

     Interest Credited on Loaned Amount. We will pay interest on amounts in the loan account at the minimum guaranteed effective annual interest rate of 3.0% per year. We may apply different interest rates to the loan account than the Fixed Account. Any interest we credit on loaned amounts will remain in the Fixed Account.

     Loan Interest Charged. On each Contract anniversary, we will charge accrued interest on a Contract loan at the maximum rate of 8% per year. We may establish a lower rate for any period during which the Contract loan is outstanding. Interest is payable at the end of each Contract Year and on the date the loan is repaid.

If we do not receive the loan interest payment by the contract anniversary, we will transfer the accrued loan interest from the Fixed Account and Subaccounts to the loan account on a pro rata basis.

     Repayment of Loan. You must specifically identify any loan repayment as such in order to ensure that it will be applied correctly. Each loan repayment will result in a transfer of an amount equal to the loan repayment from the loan account to the Fixed Account and/or Subaccounts. We will use your current premium allocation schedule to allocate the loan repayment, unless you provide specific instructions to allocate the loan repayment differently. Each loan repayment must be at least $25.

You must repay principal and interest in substantially equal monthly payments over a five-year period. You are allowed a 31-day grace period from the installment due date. If a monthly installment is not received within the 31-day grace period, federal tax laws require us to make a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any surrender charge. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

     Indebtedness. Indebtedness means all unpaid Contract loans and loan interest. We will deduct any outstanding indebtedness from the Contract proceeds. We will terminate your Contract if your total indebtedness exceeds the Cash Surrender Value of the Contract. We will mail notice to you at least 31 days before such termination.



     ERISA Plans. If your 403(b) (TSA) Qualified Contract is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), you should consult a qualified legal adviser about compliance with ERISA requirements prior to requesting a Contract loan. Any loan under this Contract may also be subject to the rules of the plan it is part of.



Death Benefit Before Maturity Date

     Death of Annuitant. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary.

The death benefit is equal to the greater of:

o    the guaranteed death benefit less any indebtedness; or

o the Contract Value less any indebtedness on the date we receive proof of the Annuitant's death.

On the Contract Date, the guaranteed death benefit is equal to the initial premium payment. Thereafter, any subsequent premium payment increases the guaranteed minimum death benefit by the amount of the payment. Any partial surrender will decrease the guaranteed death benefit by the same percentage that the surrender decreases the Contract Value.

We will pay the proceeds to the Beneficiary in a lump sum unless you or the Beneficiary elect a payment option. If the Annuitant is the Owner, we are required to distribute the proceeds in accordance with the rules described below in "Death of Owner" for the death of an Owner before the Maturity Date.

No death benefit is payable if the Annuitant dies on or after the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that we distribute the Contract Value (or if an Owner is the Annuitant, the proceeds payable upon the Annuitant's death) to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, we must distribute any remaining payments at least as rapidly as under the payment option in effect on the date of such Owner's death.



These distribution requirements will be considered satisfied as to any portion payable to the benefit of the Beneficiary if:

o the proceeds are distributed over the life of that Beneficiary (or a period not exceeding the Beneficiary's life expectancy);

o    the distributions begin within one year of the Owner's death; and

o    the Beneficiary is a person.


If the deceased Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. In this situation, if the Beneficiary wants to leave the Contract in force and the death benefit due to the Beneficiary is greater than the Contract Value, we will increase the Contract Value to equal the death benefit. We will base this increase on the Contract Value on the date we are notified of the death of the Owner. If the Contract has joint Owners, the surviving joint Owner will be the Beneficiary, unless otherwise specified in the application. Joint Owners must be husband and wife as of the Contract Date.



If an Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as an Owner for purposes of these distribution requirements. Any change in or death of the Annuitant will be treated as the death of an Owner.

Other rules may apply to a Qualified Contract.

Proceeds on Maturity Date

The Maturity Date is the latest date when proceeds under the Contract are payable. The proceeds available on the Maturity Date vary depending upon how you elect to receive the proceeds:

o we will apply the Contract Value (less any indebtedness and any applicable premium taxes) if you elect to receive the proceeds under a Life Payment Option; and

o we will apply the Cash Surrender Value (less any applicable premium taxes) if you elect to receive the proceeds as a lump sum payment or as a Non-Life Payment Option.

You select the Maturity Date, subject to the following restrictions. The latest Maturity Date is the later of:

o    the Contract anniversary following the Annuitant's 85th birthday; or

o    the tenth Contract anniversary.

For Qualified Contracts, distributions may be required to begin at age 70 1/2. Certain states limit the maximum Maturity Date.

You may change the Maturity Date subject to these limitations:

o we must receive your Written Notice at least 30 days before the current Maturity Date;

o you must request a Maturity Date that is at least 30 days after receipt of the Written Notice; and

o the requested Maturity Date must be not later than any earlier Maturity Date required by law.

On the Maturity Date, we will apply the proceeds under the Life Annuity with Ten Year Certain Payment Option, unless you have chosen to receive the proceeds under another payment option or in a lump sum. (See "Payment Options," page 32.)

Payments

We will usually pay any partial surrender, full surrender, or death benefit within seven days of receipt of a Written Notice. We must also receive proof of death to pay a death benefit. We may postpone payments if:

o the New York Stock Exchange is closed, other than customary weekend and holiday closings or trading on the exchange is restricted as determined by the SEC; or

o the SEC permits by an order the postponement for the protection of Contract Owners; or

o the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practical.

If you have made a recent premium or loan payment by check or draft, we may defer payment until such check or draft has been honored.

     Personal Growth Account. As described below, we will pay proceeds through Kansas City Life's Personal Growth Account. We place proceeds to be paid through the Personal Growth Account in our general account. The Personal Growth Account pays interest and provides check-writing privileges under which we reimburse the bank that pays the check out of the proceeds held in our general account. A Contract Owner or Beneficiary (whichever applicable) has immediate and full access to proceeds by writing a check on the account.

The Personal Growth Account is not a bank account and is not insured, nor guaranteed, by the FDIC or any other government agency.

We will pay proceeds through the Personal Growth Account when:

o    the proceeds are paid to an individual; and

o    the amount of proceeds is $5,000 or more.

Any other use of the Personal Growth Account requires our approval.

Modifications

We may modify the Contract, subject to providing notice to you. We may only make modification if it is necessary to:

o make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;

o assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts (except that your consent may be required by some states);

o    reflect a change in the operation of the Variable Account; or

o    provide additional Variable Account and/or fixed accumulation options.

We also have the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Variable Account.

In the event of any such modification, we will issue an endorsement to the Contract (if required) which will reflect the changes.

Reports to Contract Owner

We will mail you a report containing key information about the Contract at least annually. The report will include the Contract Value and Cash Surrender Value of your Contract and any further information required by any applicable law or regulation. We will show the information in the report as of a date no more than two months prior to the date of mailing.

Telephone Authorizations

You may request a transfer of Contract Value, change in premium allocation, change in dollar cost averaging, change in portfolio rebalancing or Contract loan by telephone, provided you made the election at the time of application or provided proper authorization to us. We may suspend these telephone privileges at any time if we decide that such suspension is in the best interests of Contract Owners.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape recording of the instructions given by telephone.




THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See Transfers from Fixed Account, page 29.) The Fixed Account is part of our General Account and pays interest at declared rates guaranteed for each calendar year. We guarantee that this rate will be at least 3%. We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.


The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940 The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.



Minimum Guaranteed and Current Interest Rates

We guarantee to credit the Fixed Account Value with a minimum 3% effective annual interest rate. We intend to credit the Fixed Account Value with current rates in excess of 3% minimum, but are not obligated to do so. Current interest rates are influenced by, but don't necessarily correspond to, prevailing general market interest rates. We will determine current rates in our discretion. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from premiums or new transfers at any time. We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out ("LIFO") method. We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3%. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

Calculation of Fixed Account Value

Fixed Account Value is equal to:

o    amounts allocated or transferred to the Fixed Account; plus

o    interest credited; less

o    amounts deducted, transferred, or surrendered.

Transfers from Fixed Account

We allow one transfer each Contract Year from the Fixed Account. The amount transferred from the Fixed Account may not exceed 25% of the unloaned Fixed Account Value on the date of transfer (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount.)

Delay of Payment


We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer. If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation. Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment proceeds.


CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

     General. We do not deduct a charge for sales expense from premiums at the time you pay them. However, within certain time limits described below, we will deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you surrender the contract, make a partial surrender, or if you elect a Non-Life Payment Option. The purpose of the surrender charge is to reimburse us for some of the expenses we incur in distributing the Contracts. If the surrender charges are not enough to cover sales expenses, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess. We do not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. We will make up any shortfall from our general assets, which may include amounts we derive from the mortality and expense risk charge.


     Charge for Partial Surrender or Surrender. If you take a partial or full surrender of the Contract, the applicable surrender charge will be as follows:


                                      Contract Year in          Charge as
                                    Which Surrender            Percentage of
                                               Occurs        Amount Surrendered

                                                1                     7%
                                                2                     7
                                                3                     7
                                                4                     6
                                                5                     5
                                                6                     4
                                                7                     2
                                        8 and after                   0

We will not deduct a surrender charge if the surrender occurs after seven full Contract Years.

In no event will the total surrender charges we assess under a Contract exceed 8 1/2% of the total premiums paid.

If you surrender the Contract, we will deduct the surrender charge from the Contract Value in determining the Cash Surrender Value. For a partial surrender, we will deduct the surrender charge from the amount surrendered or from Contract Value remaining after the amount requested is surrendered, according to your instructions.

     Amounts Not Subject to Surrender Charge. Your first partial surrender during a Contract Year will not be subject to a surrender charge to the extent that the amount you surrender under the plan is not in excess of 10% of the Contract Value. We limit this 10% free partial surrender to the first partial surrender per Contract Year, even if the amount you surrender is less than 10% of the Contract Value. We will assess a surrender charge on any amounts surrendered in excess of 10% and any additional surrenders which occur after the first partial surrender in a Contract Year. The 10% free partial surrender is not cumulative from year to year.

If you make a full surrender of the Contract the surrender charge does not apply to 10% of the Contract Value provided you have not already received credit for the 10% free partial surrender during that Contract Year. If you have not already received the free 10% partial surrender in that Contract Year, then only 90% of the Contract Value is subject to a surrender charge upon a full surrender.

If you have elected to participate in the Systematic Partial Surrender Plan (see Systematic Partial Surrender Plan, page 23), your 10% free partial withdrawal may apply to payments under this plan as long as you have not already received your free partial withdrawal for that Contract Year. You are limited to one election of the Systematic Partial Surrender Plan per Contract Year without being subject to the surrender charge. (This limitation applies even if the amount surrendered during that Contract Year is less than 10% of the Contract Value.) In the Contract Year in which you elect to participate in the plan, we will calculate the 10% limitation based on the Contract Value at the time of election. In each subsequent Contract Year in which you continue to participate in the Plan, we will calculate the 10% limitation based on the Contract Value as of the beginning of that year. We will notify you if the total amount to be surrendered in a subsequent Contract Year will exceed 10% of the Contract Value as of the beginning of such Contract Year. Unless you instruct us to reduce the surrender amount for that year so that it does not exceed the 10% limit, we will continue to process surrenders for the designated amount. Once the amount of the surrender exceeds the 10% limit, we will deduct the applicable surrender charge from the remaining Contract Value. After the seventh Contract year, when the surrender charge reaches zero, we will no longer apply a surrender charge.

     Nursing Home Waiver. If you meet the requirements described below for the Nursing Home Waiver, we will pay out the full Contract Value without applying any surrender charges. In order to be eligible for this waiver:

o we must receive satisfactory proof that you are admitted to a licensed nursing home;

o the Contract Value must be paid out in equal amounts over at least a three-year period; and

o you must be confined for at least 90 days before we will waive the surrender charges.

This waiver may not be available in all states.

Transfer Processing Fee

The first six transfers during each Contract Year are free. We will assess a transfer processing fee for each additional transfer during such Contract Year. For the purpose of assessing the fee, we will consider each written or telephone request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

Administrative Charges

     Annual Administration Fee. At the beginning of each Contract Year we will deduct an annual administration fee of $30 (or less if required by applicable state law) from the Contract Value. The purpose of this fee is to reimburse us for administrative expenses relating to the Contract. We will waive this fee for Contracts with Contract Values of $50,000 or more at the beginning of the applicable Contract Year. We will deduct the charge from each Subaccount and the Fixed Account based on the proportion that the value in each account bears to the total Contract Value. This fee does not apply after the Maturity Date.

     Asset-Based Administration Charge. We will deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of .15%. The purpose of this charge is to reimburse us for costs associated with administration of the Contract amounts allocated to the Variable Account. This charge does not apply after the Maturity Date.

Mortality and Expense Risk Charge

We will deduct a daily mortality and expense risk charge from the assets of the Variable Account. This charge will be equal to an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risk). This translates to a daily rate of 0.0034247%. The purpose of this charge is to compensate us for assuming mortality and expense risks. This charge does not apply after the Maturity Date.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, we provide each payee with the assurance that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the annual administration fee, asset-based administration charge, and transfer processing fee may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is not enough to cover the actual cost of the mortality and expense risks we undertake, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess and this amount will be available for any proper corporate purpose including financing of distribution expenses.

Premium Taxes

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates may change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

If premium taxes are applicable, we will deduct them upon surrender or when we apply the Contract proceeds to a payment option or a lump sum payment.

Reduced Charges for Eligible Groups

We may reduce the surrender charges and/or administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

o    nature of the association and its organizational framework;

o    method by which sales will be made to the members of the class;

o facility with which premiums will be collected from the associated individuals;

o    association's capabilities with respect to administrative tasks;

o    anticipated persistency of the Contract;

o    size of the class of associated individuals;

o    number of years the association has been in existence; and

o any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

Other Taxes

We do not currently assess a charge against the Variable Account for federal income taxes. We may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us. We may also deduct charges for other taxes attributable to the Variable Account.

Investment Advisory Fees and Other Expenses of the Funds


The funds deduct investment advisory fees and other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. These charges are not directly deducted from your Contract Value. See the prospectuses for the Funds for more information about the investment advisory fees and other expenses.


PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive proceeds payable under the Contract. Payment options are available for use with various types of proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities which don't vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the proceeds to the payee under the payment option selected. The amount we apply to the payment option will vary depending upon which payment option you select. If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option. If you elect a Non-Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value. If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract proceeds under a payment option prior to the Maturity Date. If you elect a Life Payment Option we will apply the full Contract Value. If you elect a Non-Life Payment Option or a lump sum payment we will apply the Cash Surrender Value.

The Beneficiary may also apply a death benefit (upon the Annuitant's death) under a payment option.

We will deduct any premium tax applicable from proceeds at the time payments start. In order for us to pay proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below. The term "payee" means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

Election of Options

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant's death.

An election of a payment option and any revocation or change must be made by Written Notice. You may not elect an option if any periodic payment under the election would be less than $50. Subject to this condition, we will make payments annually or monthly at the end of such period.

Description of Options

     Option1: Interest Payments. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest annually. The proceeds and any unpaid interest may be withdrawn in full at any time.

     Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the proceeds plus interest are fully paid. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

     Option 3: Installments for a Specified Period. We will pay the proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may also pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

     Option 4: Life Income. We will pay an income during the payee's lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the proceeds applied.

     Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. A minimum guaranteed payment period of ten years may be chosen.

YIELDS AND TOTAL RETURNS

Yields

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance reflects the Funds' expenses. (See the prospectuses for the Funds.)

The yield of the Federated Prime Money Fund II Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Federated Prime Money Fund II Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Total Returns

     Standard Subaccount Average Annual Total Return. The average annual total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time, each beginning with a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which standard subaccount average annual total return quotations are provided. Standard subaccount average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     Adjusted Historic Portfolio Average Annual Total Returns. In addition to the standard version described above, other total return performance information computed on two different bases may be used in advertisements. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. Adjusted Historic Portfolio Average Annual Total Return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, we may from time to time disclose standard subaccount average annual total return in non-standard formats and cumulative total return for Contracts funded by Subaccounts.

We will only disclose other total returns if we also disclose the standard average annual total returns for the required periods. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

Benchmarks and Ratings

We are a member of the Insurance Marketplace Standards Association ("IMSA") and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), and the Variable Annuity Research Data Service ("VARDS") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS and Morningstar prepare risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Performance data published by CDA/Weisenberger also may be used in advertisements and sales literature.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX STATUS

Introduction

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Taxation of Non-Qualified Contracts


     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any annual increases in the excess of the Contract Value. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

o    made on or after the taxpayer reaches age 59 1/2;

o    made on or after the death of an Owner;

o    attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a tax adviser as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Code, permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.


SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.


Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

"Eligible  rollover  distributions"  from section  401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF THE CONTRACTS

We will offer the Contracts to the public on a continuous basis and we do not anticipate discontinuing the offering of the Contracts. However, we have the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of Sunset Financial Services, Inc. ("Sunset Financial"), one of our wholly-owned subsidiaries, or of broker-dealers who have entered into written sales agreements with Sunset Financial. Sunset Financial was incorporated in the state of Washington on April 23, 1964 and the address is 3200 Capitol Blvd. South, Olympia, WA 98501-3396. Sunset Financial is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


Sunset Financial acts as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between Kansas City Life and Sunset Financial. Sunset Financial is not obligated to sell any specific number of Contracts. Sunset Financial's principal business address is P.O. Box 219365, Kansas City, Missouri 64121-9365. Sunset Financial will receive commissions of up to 4.2%. Additional amounts may be paid in certain circumstances. Underwriting commissions of the following amounts were paid to Sunset Financial for sale of the Contracts: $322,347 in 1996, $932,204 in 1997, $1,623,593 in 1998 and $1,969,297 in 1999. All commissions paid to
Sunset Financial were paid out to Sunset Financial's registered representatives. Compensation may also be paid in the form of non-cash compensation, subject to applicable regulatory requirements.


When policies are sold through other broker-dealers that have entered into selling agreements with Sunset Financial Services, the commission which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Kansas City Life's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. The broker-dealers will be compensated as provided in the selling agreements, and Sunset Financial Services, Inc. will reimburse Kansas City Life for such amounts and for certain other direct expenses in connection with marketing the Contracts through other broker-dealers.

LEGAL PROCEEDINGS

Kansas City Life and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Kansas City Life believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or Kansas City Life.

COMPANY HOLIDAYS

We are closed on the following holidays: New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additional holidays in 2000 will be October 9, November 24 and December 26. We will recognize holidays that fall on a Saturday on the previous Friday. We will recognize holidays that fall on a Sunday on the following Monday.

FINANCIAL STATEMENTS


The following financial statements for Kansas City Life are included in the Statement of Additional Information:

o    balance sheets as of December 31, 1999 and 1998; and

o related statements of income, stockholders' equity and cash flows for each of the three years ended December 31, 1999.

The following reports for the Variable Account are included in the Statement of Additional Information:

o financial statements for the Variable Account for the year ended December 31, 1999, and

o related statement of operations and changes in net assets for the periods ended December 31, 1999 and 1998.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.




CONDENSED FINANCIAL INFORMATION


The unit values and the number of accumulation units for each Subaccount for the periods shown are as follows:

                                                     No. of                              No. of
                                                   Units as of                          Units as
                                                                  Unit Value as of         of         Unit Value as of
                                                    12-31-99     12-31-99    1-1-99     12-31-98     12-31-98    1-1-98
MFS
Emerging Growth Series                                 959,024    33.58       19.52      772,321      19.57      14.82
Research Series                                        854,627    22.15       18.15      770,593      18.23      15.01
Total Return Series                                    663,964    15.96       15.71      525,904      15.73      14.23
Utilities Series                                       779,090    23.87       18.78      476,246      18.63      15.96
Global Governments Series                               37,881    10.42       10.89      32,531       10.83      10.16
Bond Series                                            248,885    11.51       11.84      228,058      11.83      11.29

American Century
VP Capital Appreciation                                201,336    13.62       8.55       209,506       8.59       8.84
VP Income & Growth                                     127,360     7.89        N/A         N/A         N/A        N/A
VP International                                       351,829    25.33       16.30      318,032      15.71      13.49
VP Value                                               119,093     5.86        N/A         N/A         N/A        N/A

Federated
American Leaders Fund II                               880,408    19.76       18.91      671,781      18.89      16.33
High Income Bond Fund II                               725,350    13.21       13.12      629,345      13.10      12.94
Prime Money Fund II                                  1,637,233    11.54       11.19      732,947      11.19      10.81

Dreyfus
Appreciation                                           850,787    15.46       14.07      522,930      14.08      11.07
Small Cap                                            1,022,402    13.04       10.87      916,842      10.95      11.45
Stock Index Fund                                     1,478,541    17.27       14.55      866,145      14.56      11.57
The Socially Responsible Growth Fund, Inc.              46,470    39.92        N/A         N/A         N/A        N/A

J.P. Morgan
U.S. Disciplined Equity Portfolio                       64,227    18.39        N/A         N/A         N/A        N/A
Small Company Portfolio                                 15,815    16.77        N/A         N/A         N/A        N/A

Franklin Templeton
International Securities Fund Class 2                   42,265    21.84        N/A         N/A         N/A        N/A

Calamos
Convertible Portfolio                                  175,917    12.03        N/A         N/A         N/A        N/A



                               No. of Units      Unit Value       No. of Units   Unit Value         No. of Units     Unit Value
                                  as of             as of          as of            as of             as of            as of
                                 12-31-97    12-31-97    1-1-97    12-31-96    12-31-96    1-1-96    12-31-95    12-31-95    9-6-95
MFS
Emerging Growth Series           518,578       14.79      12.17    253,083       12.31      10.65     13,900       10.66       10.00
Research Series                  516,667       14.99      12.51    190,114       12.64      10.49     19,430       10.48       10.00
Total Return Series              292,413       14.20      11.81     79,175       11.88      10.56      3,981       10.53       10.00
Utilities Series                 204,977       16.00      12.21     32,814       12.32      10.58     11,752       10.54       10.00
Global Governments Series         36,847       10.17      10.39     22,139       10.44      10.39      9,423       10.17       10.00
Bond Series                       94,899       11.23      10.29     58,082       10.34      10.29      1,273       10.27       10.00

American Century
VP Capital Appreciation          200,605        8.90       9.15    147,134        9.33       9.91     11,998        9.89     10.00
VP Income & Growth                 N/A         N/A        N/A        N/A         N/A        N/A        N/A         N/A        N/A
VP International                 188,540       13.41      11.37     77,422       11.47      10.24     12,190       10.16     10.00
VP Value                           N/A         N/A        N/A        N/A         N/A        N/A        N/A         N/A        N/A

Federated
American Leaders Fund II         341,341       16.29      12.43     94,537       12.48      10.50     15,359      $10.41      $10.00
High Income Bond Fund II         348,642       12.93      11.52     88,100       11.52      10.23     11,792       10.22       10.00
Prime Money Fund II              141,386       10.81      10.45     53,502       10.45      10.12     11,335       10.07       10.00

Dreyfus
Appreciation                     154,014       10.97      N/A        N/A         N/A        N/A        N/A         N/A        N/A
Small Cap                        349,294       11.50      N/A        N/A         N/A        N/A        N/A         N/A        N/A
Stock Index Fund                 355,380      11.52       N/A        N/A         N/A        N/A        N/A         N/A        N/A
The Socially                       N/A         N/A        N/A        N/A         N/A        N/A        N/A         N/A        N/A

J. P. Morgan
U.S. Disciplined                   N/A         N/A        N/A        N/A         N/A        N/A        N/A         N/A        N/A
Small Company Portfolio            N/A         N/A        N/A        N/A         N/A        N/A        N/A         N/A        N/A

Franklin Templeton
International Securities           N/A         N/A        N/A        N/A         N/A        N/A        N/A         N/A        N/A

Calamos
Convertible Portfolio              N/A         N/A        N/A        N/A         N/A        N/A        N/A         N/A        N/A





STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS............................................... 1
         The Contract........................................................ 1
         Incontestability.................................................... 1
         Misstatement of Age or Sex.......................................... 1
         Non-Participation................................................... 1
         Tax Status of the Contracts ........................................ 1
CALCULATION OF YIELDS AND TOTAL RETURNS...................................... 2
         Federated Prime Money Fund II Subaccount Yields..................... 2
         Other Subaccount Yields............................................. 4
         Standard Subaccount Average Annual Total Returns.................... 5
         Effect of the Annual Administration Fee on Performance Data......... 9
TERMINATION OF PARTICIPATION AGREEMENTS...................................... 9
SAFEKEEPING OF ACCOUNT ASSETS................................................ 11
STATE REGULATION............................................................. 12
RECORDS AND REPORTS.......................................................... 12
LEGAL MATTERS................................................................ 12
EXPERTS...................................................................... 12
OTHER INFORMATION............................................................ 12
FINANCIAL STATEMENTS......................................................... 13



To order a copy of the Statement of Additional Information you must complete and mail the form below, or you may call (800) 616-3670 to order a copy.



To: Kansas City Life Insurance Company
      Variable Administration Department
      P.O. Box 219364
      Kansas City, Missouri  64121-9364

Please mail a copy of the Statement of Additional Information for the Kansas City Life Variable Annuity Separate Account to:


Name:___________________________________________________________________________

Address:________________________________________________________________________
                                     Street
________________________________________________________________________________
City                                     State                            Zip

Signature of Requestor:_________________________________________________________

Date:___________________________________________________________________________





                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                       Kansas City Life Insurance Company
                                  3520 Broadway
                                 P.O. Box 219364
                        Kansas City, Missouri 64121-9364
                                 (800) 616-3670

                       Statement Of Additional Information
               Kansas City Life Variable Annuity Separate Account
         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") we offer. This Statement of
Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.



      The date of this Statement of Additional Information is May 1, 2000.





                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                           Page

ADDITIONAL CONTRACT PROVISIONS................................................1

The Contract..................................................................1
Incontestability..............................................................1
Misstatement of Age or Sex....................................................1
Non-Participation.............................................................1
Tax Status of the Contracts...................................................1

CALCULATION OF YIELDS AND TOTAL RETURNS.......................................2

Federated Prime Money Fund II Subaccount Yields...............................2
Other Subaccount Yields.......................................................4
Standard Subaccount Average Annual Total Returns..............................6
Effect of the Annual Administration Fee on Performance Data...................10

TERMINATION OF PARTICIPATION AGREEMENTS.......................................10


SAFEKEEPING OF ACCOUNT ASSETS.................................................12


STATE REGULATION..............................................................12


RECORDS AND REPORTS...........................................................12


LEGAL MATTERS.................................................................13


EXPERTS.......................................................................13


OTHER INFORMATION.............................................................13


FINANCIAL STATEMENTS..........................................................14



ADDITIONAL CONTRACT PROVISIONS

The Contract

The  entire  Contract  is  made up of the  contract  and  the  application.  The statements made in the application are deemed representations and not warranties. We cannot use any statement to deny a claim or to void the Contract unless it is in the application and we attach a copy of the application to the Contract at issue.

Incontestability

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date of the Contract.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, the amount that we will pay is the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% (compounded annually) will be a debt against the Contract. If you do not repay this amount, we will reduce future payments accordingly.

If an underpayment is made because of an error in age or sex, we will calculate any annuity payments at the correct age and sex and we will adjust future payments. We will pay the underpayment with interest at 3% (compounded annually) in a single sum.

Non-Participation

The Contract is not eligible for any dividends and will not participate in our surplus earnings.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements. The Internal Revenue Code ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through each Portfolio of the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.


     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated
Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

Federated Prime Money Fund II Subaccount Yields

From time to time, advertisements and sales literature may quote the current annualized yield of the Federated Prime Money Fund II Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Federated Prime Money Fund II or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Federated Prime Money Fund II Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.


The net change in account value reflects:

1) net income from the Federated Prime Money Fund II attributable to the hypothetical account; and

2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for:

1)   the annual administration fee,

2)   the asset-based administration charge, and

3)   the mortality and expense risk charge.

For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $30 annual administration fee deducted at the beginning of each Contract Year and an assumed account size equal to the subaccount's average account size. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS - ES)/UV) X (365/7)

                                     Where:

NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one subaccount unit.

ES = per unit expenses attributable to the hypothetical account for the seven-day period.

UV   = the unit value for the first day of the seven-day period.

                                      365/7
                    Effective Yield = (1 + ((NCS-ES)/UV)) - 1

                                     Where:

NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one subaccount unit.

ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV = the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Federated Prime Money Subaccount will be lower than the yield for the Federated Prime Money Fund II.

The current and effective yields on amounts held in the Federated Prime Money Fund II Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Federated Prime Money Fund II Subaccount's actual yield is affected by: o changes in interest rates on money market securities; o average portfolio maturity of the Federated Prime Money Fund II; o the types and quality of portfolio securities held by the Federated Prime Money Fund II; and o the Federated Prime Money Fund II's operating expenses.

Yields on amounts held in the Federated Prime Money Fund II Subaccount may also be presented for periods other than a seven-day period.


The current and effective yields for the Federated Prime Money Fund II subaccount for the seven-day period ended December 31, 1999 was 3.42% and 3.48%, respectively.




Other Subaccount Yields

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Federated Prime Money Fund II Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period that is assumed to be generated each period over a 12-month period.

The yield is computed by:

1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by

2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by

3)   compounding that yield for a six-month period; and by

4) multiplying that result by two. Expenses attributable to the Subaccount include the annual administration fee, asset-based administration charge, and mortality and expense risk charge.

The yield calculation assumes an annual administration fee of $30 per year per Contract deducted at the beginning of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average annual administration fee per dollar of Contract value in the Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period.

The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2 X (((NI - ES)/(U X UV)) + 1)6 - 1)

                                     Where:

NI = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

ES   = expenses of the Subaccount for the 30-day or one-month period.

U    = the average number of units outstanding.

UV = the unit value at the close of the last day in the 30-day one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Funds' Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Portfolio and its operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 2% to 7% of the amount surrendered during the first seven Contract years. Subject to certain restrictions, a surrender charge will not be imposed upon surrender or on the first partial surrender in any Contract year on an amount up to 10% of the Contract Value as of the beginning of the Contract Year.






           Subaccount Yields for 30-day Period Ended December 31, 1999


                      Fund Manager                        Subaccount                       Sub-account Yields
                                                                                          for the 30 Day Period
                                                                                            ending 12/31/1999

                          MFS                          EMERGING GROWTH                           446.63%
                                                           RESEARCH                              131.73%
                                                         TOTAL RETURN                             6.71%
                                                          UTILITIES                              118.17%
                                                         GLOBAL GOV'T                            -2.69%
                                                             BOND                                -6.95%

                     AMER. CENTURY                 VP CAPITAL APPRECIATION                       322.44%
                                                     VP INCOME AND GROWTH                        75.92%
                                                       VP INTERNATIONAL                          315.71%
                                                           VP VALUE                              -13.26%

                       FEDERATED                   AMERICAN LEADERS FUND II                      39.47%
                                                   HIGH INCOME BOND FUND II                      10.51%
                                                     PRIME MONEY FUND II                          3.67%

                        DREYFUS                          APPRECIATION                            28.84%
                                                     SMALL CAPITALIZATION                        144.61%
                                                         STOCK INDEX                             74.39%
                                                     SOCIALLY RESPONSIBLE                        112.97%

                      J.P. MORGAN                  U.S. DISCIPLINED EQUITY                       53.95%
                                                    SMALL COMPANY PORTFOLIO                      203.46%

                        FRANKLIN                   INTERNATIONAL SECURITIES                      116.98%

                        CALAMOS                          CONVERTIBLE                             160.17%



Note: These yields are shown on an annualized basis



Standard Subaccount Average Annual Total Returns

From time to time, sales literature or advertisements may also quote standard subaccount average annual total returns for the Subaccounts for various periods of time.

When a Subaccount has been in operation for one, five and 10 years, respectively, the standard subaccount average annual total return for these periods will be provided. Standard subaccount average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard subaccount average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

We will calculate standard subaccount average annual total returns using Subaccount unit values which we calculate on each valuation day based on: o the performance of the Subaccount's underlying Portfolio; o the deductions for the annual administration fee; o asset-based administration charge; and o mortality and expense risk charge.

The calculation assumes that the annual administration fee is $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating average annual total return, an average per dollar annual administration fee attributable to the hypothetical account for the period is used based on an account size equal to the subaccount's average account size. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard subaccount average annual total returns will therefore reflect a deduction of the surrender charge for any period less than eight years.

The total return will then be calculated according to the following formula:

                              TR = ((ERV/P)1/N) - 1

                                     Where:

TR = the standard subaccount average annual total return net of Subaccount recurring charges.

ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P    = a hypothetical initial payment of $1,000.

     N = the number of years in the period.

The standard subaccount average annual total returns for the Subaccounts for the period of each Subaccount's operations during 1999 are presented below.





                                           Standard Subaccount Average Annual Total Returns

                                                                        One Year        Three Year          Since
                                                                      Return From       Return From       Inception       Subaccount
          Fund                                                        1/1/1999 to       1/1/1997 to       Return to       Inception
        Manager                          Subaccount                    12/31/1999       12/31/1999       12/31/1999          Date

          MFS                         EMERGING GROWTH                    63.24%           37.37%            32.93%     Sept 6, 1995
                                      RESEARCH                           14.54%           18.16%            19.54%     Sept 6, 1995
                                      TOTAL                              -4.87%            7.97%            11.20%     Sept 6, 1995
                                      UTILITIES                          20.79%           22.18%            22.71%     Sept 6, 1995
                                      GLOBAL                            -10.01%           -2.33%             0.32%     Sept 6, 1995
                                      BOND                               -9.14%            1.24%             2.13%     Sept 6, 1995

     AMER. CENTURY                VP CAPITAL APPRECIATION                51.95%           11.53%             6.95%     Sept 6, 1995
                                  VP INCOME & GROWTH                       NA               NA               3.66%      May 1, 1999
                                  VP INTERNATIONAL                       51.50%           27.25%            23.55%     Sept 6, 1995
                                  VP VALUE                                 NA               NA             -14.96%      May 1, 1999

       FEDERATED                  AMERICAN LEADERS FUND II               -1.54%           14.17%            16.95%     Sept 6, 1995
                                  HIGH INCOME BOND FUND II               -5.57%            2.33%             6.05%     Sept 6, 1995
                                  PRIME MONEY FUND II                    -3.41%            1.06%             2.19%     Sept 6, 1995

        DREYFUS                      APPRECIATION                         2.90%             NA              17.14%      May 1, 1997
                                     SMALL CAPITALIZATION                13.71%             NA              11.03%      May 1, 1997
                                     STOCK INDEX                         11.34%             NA              22.09%      May 1, 1997
                                     SOCIALLY RESPONSIBLE                  NA               NA              12.32%      May 1, 1999

      J.P. MORGAN            U.S. DISCIPLINED EQUITY PORTFOLIO             NA               NA               1.21%      May 1, 1999
                             SMALL COMPANY PORTFOLIO                       NA               NA              33.69%      May 1, 1999

   FRANKLIN TEMPLETON      INTERNATIONAL SECURITIES FUND CLASS 2           NA               NA               5.49%      May 1, 1999

        CALAMOS                          CONVERTIBLE                       NA               NA              14.34%      May 1, 1999




Other Total Returns

     Adjusted Historic Portfolio Average Annual Total Return. From time to time, sales literature or advertisements may also quote total returns for periods prior to the date the Variable Account began operations. Such performance information will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Such Adjusted Historic Portfolio Average Annual Total Return information (including deduction of the surrender charge) is as follows:



            Adjusted Historic Portfolio Average Annual Total Returns
                           (Net of Surrender Charge)

                                                                                                                      From Inception
                                                                         For the         For the         For the      of Series Fund
                                                                      1-year Period   3-year Period   5-year Period   Ended 12/31/99
                                                     Inception Date  Ended 12/31/99  Ended 12/31/99   Ended 12/31/99
                   Portfolio

     MFS                    EMERGING GROWTH           July 25, 1995      63.24%           37.37%            NA            33.07%
                                  RESEARCH            July 28, 1995      14.54%           18.16%            NA            19.37%
                                   TOTAL               Jan. 3, 1995      -4.87%            7.97%            NA            12.66%
                                  UTILITIES            Jan. 3, 1995      20.79%           22.18%            NA            23.44%
                                  GLOBAL              June 14, 1994     -10.01%           -2.33%           1.87%           1.83%
                                   BOND               Oct. 24, 1995      -9.14%            1.24%            NA             2.13%

AMER. CENTURY           VP CAPITAL APPRECIATION       Nov. 20, 1987      51.95%           11.53%          11.48%          10.83%
                          VP INCOME AND GROWTH          Nov.1, 1997       8.95%           12.86%            NA            18.93%
                          VP INTERNATIONAL              May 1, 1994      51.50%           27.25%          21.21%          17.94%
                           VP VALUE                     May 1, 1996      -8.48%            5.49%            NA             7.81%

   FEDERATED           AMERICAN LEADERS FUND II        Feb.10, 1994      -1.54%           14.17%          19.08%          16.19%
                       HIGH INCOME BOND FUND II       March 1, 1994      -5.57%            2.33%           7.84%           5.96%
                          PRIME MONEY FUND II          Nov.11, 1994      -3.41%            1.06%           2.38%           2.59%


   DREYFUS                   APPRECIATION             April 5, 1993       2.90%           18.55%          22.55%          17.94%
                         SMALL CAPITALIZATION         Aug. 31, 1990      13.71%            7.55%          13.18%          33.71%
                              STOCK INDEX            Sept. 29, 1989      11.34%           22.60%          25.04%          15.75%
                         SOCIALLY RESPONSIBLE          Oct. 1, 1993      20.12%           24.69%          25.63%          21.86%

  J.P. MORGAN   U.S. DISCIPLINED EQUITY PORTFOLIO      Jan. 3, 1995       9.44%           18.65%            NA            21.81%
                          SMALL COMPANY PORTFOLIO      Jan. 3, 1995      33.36%           14.43%            NA            19.14%

FRANKLIN
    TEMPLETON  INTERNATIONAL SECURITIES FUND CLASS 2    May 1, 1992      14.50%           11.12%         14.29%           13.57%

 CALAMOS                    CONVERTIBLE                 May 1, 1999        NA               NA             NA             14.34%





From time to time, sales literature or advertisements may also quote Adjusted Historic Portfolio Average Annual Total Returns that do not reflect the surrender charge. These are calculated in exactly the same way as the Adjusted Historic Portfolio Average Annual Total Returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered.

Such Adjusted Historic Portfolio Average Annual Total Return information (not including deduction of the surrender charge) is as follows:



            Adjusted Historic Portfolio Average Annual Total Returns
                         (No Surrender Charge Deducted)

                                                                                                                           From
                                                                          For the         For the         For the      Inception of
                                                                       1-year period   3-year period   5-year period   Series Fund
                                                          Inception    ended 12/31/99  ended 12/31/99 ended 12/31/99  ended 12/31/99
                        Portfolio                           Date

         MFS                    EMERGING GROWTH           July 25,1995       74.21%          40.39%            NA            34.46%
                                    RESEARCH              July 28,1995       22.24%          20.75%            NA            20.62%
                                  TOTAL RETURN             Jan. 3,1995       1.53%           10.34%            NA            13.70%
                                   UTILITIES               Jan. 3,1995       28.91%          24.86%            NA            24.58%
                                  GLOBAL GOV'T            June 14,1994       -3.96%          -0.19%           2.81%          2.50%
                                      BOND                Oct. 24,1995       -3.03%           3.46%            NA            3.26%

    AMER. CENTURY           VP CAPITAL APPRECIATION       Nov. 20,1997       62.17%          13.97%          12.51%          10.83%
                              VP INCOME AND GROWTH         Nov.1,1997        16.27%            NA              NA            22.55%
                                VP INTERNATIONAL           May 1,1994        61.68%          30.04%          22.33%          18.72%
                                    VP VALUE               May 1,1996        -2.33%           7.81%            NA            9.46%

      FEDERATED             AMERICAN LEADERS FUND II       Feb.10,1994       5.08%           16.67%          20.18%          16.92%
                            HIGH INCOME BOND FUND II      March 1,1994       0.78%            4.57%           8.84%          6.63%
                              PRIME MONEY FUND II          Nov.11,1994       3.08%            3.28%           3.33%          3.33%

       DREYFUS                    APPRECIATION            April 5,1993       9.82%           21.15%          23.69%          18.26%
                              SMALL CAPITALIZATION        Aug. 31,1990       21.36%           9.91%          14.22%          33.71%
                                  STOCK INDEX             Sept. 29,1989      18.83%          25.29%          26.20%          15.75%
                              SOCIALLY RESPONSIBLE         Oct. 1,1993       28.20%          27.42%          26.79%          22.21%

     J.P. MORGAN       U.S. DISCIPLINED EQUITY PORTFOLIO    3-Jan-95         16.80%          21.25%          22.93%          22.93%
                            SMALL COMPANY PORTFOLIO        Jan. 3,1995       42.33%          16.94%          20.24%          20.24%

       FRANKLIN          INTERNATIONAL SECURITIES FUND     May 1,1992        22.20%          13.56%          15.34%          13.57%

       CALAMOS                    CONVERTIBLE              May 1,1999          NA              NA              NA            22.03%




We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                                CTR = (ERV/P) - 1

                                     Where:

CTR = The cumulative total return net of Subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P    = A hypothetical single payment of $1,000.

Effect of the Annual Administration Fee on Performance Data

The Contract provides for a $30 annual administration fee (waived for Contracts with a Contract Value of at least $50,000 at the beginning of the Contract Year) to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

Kansas City Life may receive compensation from the investment adviser of a Fund (or affiliates thereof) and/or from the Fund's 12b-1 fees in connection with administration, distribution, or other services provided with respect to the Fund and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts, and in some cases, other contracts issued by Kansas City Life. These percentages range from 0.15% to 0.25% of net assets.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sells their shares to the Variable Account contain provisions regarding termination. The following summarizes those provisions:

     MFS Variable Insurance Trust. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) at Kansas City Life's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as reasonably determined by Kansas City Life; (3) at the option of the Fund or Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, upon institution of certain proceedings against Kansas City Life; (4) at Kansas City Life's option upon institution of certain enforcement proceedings against the Fund; (5) at the option of Kansas City Life, the Fund or MFS upon receipt of any necessary regulatory approvals and/or the vote of Contract Owners to substitute the shares of another investment company for shares of the Fund; (6) by the Fund or MFS upon written notice to Kansas City Life upon a determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects; (7) by Kansas City Life upon written notice to the Fund and MFS upon a determination that the Fund or MFS has suffered a material adverse change in its business, operations, financial condition, or prospects; (8) at any party's option upon another party's material breach of any provision of the agreement; or (9) upon assignment of the agreement, unless made with the written consent of all parties.

     American Century Variable Portfolios, Inc. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) at Kansas City Life's option if the Fund's shares are not available for any reason to meet the requirements of the Contracts; (3) at the option of either Kansas City Life, the Fund, or American Century Investment Management, Inc. upon institution of certain proceedings against any person marketing the Contracts, the Variable account, Kansas City Life, the Fund, or American Century Investment Management, Inc.; (4) upon termination of the advisory agreement between the Fund and American Century Investment Management, Inc.; (5) upon vote of Contract Owners to substitute the shares of another investment company for the shares of the Fund, or similar regulatory approval; (6) upon assignment of the agreement, unless made with written consent of all parties, (7) upon a determination that continuing to perform under the agreement would violate applicable federal or state law, rule, regulation, or judicial order; (8) at the option of Kansas City Life if the Fund fails to meet the requirements of applicable diversification requirements; (9) upon a determination that a party has experienced a material adverse change in its business operations or financial condition, or is the subject of substantial adverse publicity; or (10) as a result of any other breach by a non-affiliated party.


     Federated Insurance Series. This agreement provides for termination: (1) on 180 days advance written notice by any party; (2) at Kansas City Life's option if the Fund's shares are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or Federated Securities Corp., the Fund's distributor (the "Distributor") upon institution of certain proceedings against Kansas City Life or its agent;
     (4) at Kansas City Life's option upon institution of certain proceedings against the Fund or the Distributor; (5) upon vote of Contract Owners to substitute the shares of another investment company for the shares of the Fund, or similar regulatory approval; (6) in the event any of the Fund's shares are not registered, issued or sold in accordance with applicable law, or such law precludes the use of such shares to fund the Contracts;
     (7) by any party upon a determination by a majority of the Fund's trustees, or a majority of its disinterested trustees, that an irreconcilable conflict exists; (8) at the option of Kansas City Life if the Fund fails to meet the requirements of applicable diversification requirements; or (9) by any party upon another party's failure to cure a material breach of the agreement within 30 days after written notice thereof.

     Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. This agreement provides for termination as to any of the Funds: (1) on 180 days' advance written notice by any party; (2) at Kansas City Life's option if the Fund's shares are not available for any reason to meet the requirements of the Contracts; (3) at the option of the Fund or The Dreyfus Corporation upon institution of certain proceedings against Kansas City Life; (4) at Kansas City Life's option upon institution of certain enforcement proceedings against the Fund; (5) upon termination of the Investment Advisory Agreement between the Fund and The Dreyfus Corporation or its successors unless Kansas City Life specifically approves the selection of a new Fund investment adviser; (6) upon a determination that shares of the Fund or the variable products are not registered, issued or sold in conformity with federal or state laws or that Fund shares may no longer be used as an investment medium for variable products; (7) at the option of the Fund or The Dreyfus Corporation upon a determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects; (8) at Kansas City Life's option a determination that the Fund or The Dreyfus Corporation has suffered a material adverse change in its business, operations, financial condition, or prospects; (9) at either party's option upon the other party's material breach of any provision of the Agreement and failure to remedy the breach within 30 days; or (10) upon assignment of the agreement, unless made with the written consent of all parties; (11) at the option of the Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Fund to continue to operate pursuant to this agreement; (12) at the option of the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Internal Revenue Code, or if the Fund reasonably believes that the Contracts may fail to qualify; or
     (13) if the Fund fails to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, or fails to manage and invest in a manner that complies with the requirements of Section 817(h) of the Internal Revenue Code.

     J.P. Morgan Series Trust II. This agreement provides for termination: (1) on 180 days' notice by any party; (2) by Kansas City Life if shares of any Series are not available to meet the requirements of the Contracts; (3) by Kansas City Life upon the institution of formal proceedings against the Fund by the SEC, NASD or any other regulatory body; (4) by the Fund, upon the institution of formal proceedings against Kansas City Life by the SEC, NASD, or any other regulatory body; (5) by the Fund upon determination that Kansas City Life has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (6) upon termination of the Investment Advisory Agreement between the Fund and its investment adviser or its successors unless Kansas City Life specifically approves the selection of the new Fund investment adviser; (7) upon a determination that the Fund's shares are not registered, issued or sold in accordance with applicable federal law or that Fund shares may no longer be used as an investment medium for Contracts; (8) by the Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Fund to continue to operate pursuant to this agreement; (9) by the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Fund reasonably believes that the Contracts may fail to so qualify; (10) by either party, upon the other party's failure to cure a breach of any material provision within 30 days after written notice thereof; (11) by the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law; (12) upon assignment of this agreement, unless made with the written consent of the non-assigning party; (13) by Kansas City Life upon a determination that the Fund has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (14) if the Fund fails to qualify as a regulated investment company under Subchapter M of the Code or fails to comply with the requirements of Section 817(h) of the Code.


     Franklin Templeton Variable Products Series Fund. This agreement provides for termination: (1) by any party with six months advance written notice;
     (2) of one, some or all of the Portfolios by any party by sixty (60) days advance written notice delivered to the other parties; (3) immediately in the event of its assignment, as that term is used in the 1940 Act; (4) immediately by either Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. if Kansas City Life notifies Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. that the exemption from registration under Section 3(c) of the 1940 Act no longer applies, or might not apply in the future, to the unregistered Accounts, or that the exemption from registration under
     Section 4(2) or Regulation D promulgated under the 1933 Act no longer applies or might not apply in the future, to interests under the unregistered Contracts; (5) immediately by either Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. upon determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) immediately by either Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. upon Kansas City Life's failure to cure any material breach of the agreement; (7) by Kansas City Life with respect to any Portfolio based upon Kansas City Life's determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; (8) by Kansas City Life in the event that formal administrative proceedings are instituted against Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; (9) by Kansas City Life in the event of formal substitution of shares of any Portfolio with the shares of any other investment company; (10) by Kansas City Life upon failure by Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. to cure any material breach of this agreement.


     Calamos Advisors Trust. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) by Kansas City Life if the Fund's shares are not available to meet the requirements of the Contracts;
     (3) by Kansas City Life upon a determination that shares of the Fund are not registered, issued or sold in accordance with applicable state and/or federal securities laws or such law precludes the use of such shares to fund the Contracts; (4) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. upon institution of certain proceedings against Kansas City Life or any affiliate; (5) by Kansas City Life upon the institution of certain proceedings against the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc.; (6) by Kansas City Life in the event that the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. ceases to qualify or Kansas City Life reasonably believes it/they may fail to qualify as a regulated investment company under Subchapter M or fails to comply with Section 817(h) diversification requirements; (7) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. if the Contracts fail to meet the qualifications specified in the agreement; (8) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. if it is determined that Kansas City Life has suffered a material and adverse change in its business, operations, financial condition, insurance company rating or prospects or is the subject of material adverse publicity; (9) by Kansas City Life if it is determined that the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (10) by Kansas City Life (as one party) or by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. (as one party) upon the other party's material breach of any provision of this agreement upon 30 days written notice and opportunity to cure.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by Fidelity and Deposit Company of Maryland to Kansas City Life in the amount of $5,000,000. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Department of Insurance of the State of Missouri, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

We will retain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the Owner's last known address of record.

LEGAL MATTERS

All matters relating to Missouri law pertaining to the Contracts, including the validity of the Contracts and Kansas City Life's authority to issue the Contracts, have been passed upon by C. John Malacarne, General Counsel of Kansas City Life. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


Ernst & Young LLP, independent auditors has audited the following financial statements included in this Prospectus:

o consolidated financial statements for Kansas City Life at December 31, 1999, 1998 and 1997;

o    financial statements of the Variable Account at December 31, 1999 and 1998.

The Independent Auditor's Reports are also included in this Statement of Additional Information and are provided in reliance upon the authority of such firm as experts in accounting and auditing.



OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS



The following financial statements for Kansas City Life are included in the Statement of Additional Information:

o    balance sheets as of December 31, 1999 and 1998; and

o related statements of income, stockholders' equity and cash flows for each of the three years ended December 31, 1999.

The following financial statements for the Variable Account are included in the Statement of Additional Information:

o statements of net assets for the Variable Account for the year ended December 31, 1999; and

o related statement of operations and changes in net assets for the periods ended December 31, 1999 and 1998.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.




                                           CONSOLIDATED INCOME STATEMENT
                                           (Thousands, except per share data)

                                            1999         1998        1997
REVENUES
Insurance revenues:
  Premiums:
    Life insurance                         $104 086     108 510     106 051
    Accident and health                      42 636      42 441      44 931
  Contract charges                          108 873     108 608      93 713
Investment revenues:
  Investment income, net                    202 003     197 302     193 064
  Realized investment gains, net              2 860      11 426      14 505
Other                                        13 956      14 671       9 998
     TOTAL REVENUES                         474 414     482 958     462 262


BENEFITS AND EXPENSES
Policy benefits:
  Death benefits                            110 672     107 355     100 037
  Surrenders of life insurance               14 592      19 368      14 999
  Other benefits                             70 702      72 190      71 338
  Increase in benefit and contract reserves  85 206      84 427      86 804
Amortization of deferred acquisition costs   31 261      36 201      35 712
Insurance operating expenses                 97 918      95 468      90 749

         TOTAL BENEFITS AND EXPENSES        410 351     415 009     399 639


Income before Federal income taxes           64 063      67 949      62 623

Federal income taxes:
  Current                                    21 172      20 471      15 073
  Deferred                                   (2 154)     (1 034)      2 689

                                             19 018      19 437      17 762


NET INCOME                                 $ 45 045      48 512      44 861


Basic and diluted earnings per share          $3.66        3.92        3.63

See accompanying Notes to Consolidated Financial Statements.



                                            CONSOLIDATED BALANCE SHEET


                                                          1999            1998
ASSETS
Investments:
 Fixed maturities:
  Available for sale, at fair value (amortized
    cost $2,079,458,000; $2,012,975,000 - 1998)        $1 999 215    2 094 362
  Held to maturity, at amortized cost
  (fair value $107,570,000; $123,515,000 - 1998)          107 606      115 504
     Equity securities available for sale, at fair value
     (cost $122,371,000; $98,509,000 - 1998)              115 968      100 749
  Mortgage loans on real estate, net                      340 704      315 705
  Real estate, net                                         42 011       43 840
  Real estate joint ventures                               37 336       39 388
  Policy loans                                            118 521      122 860
  Short-term                                               19 380       59 160
      TOTAL INVESTMENTS                                 2 780 741    2 891 568
Cash                                                       22 355       16 763
Accrued investment income                                  43 907       42 515
Receivables, net                                           15 823       12 997
Property and equipment, net                                22 010       22 436
Deferred acquisition costs                                236 370      218 957
Value of purchased insurance in force                      95 636      104 331
Reinsurance assets                                        123 724      117 772
Deferred income tax asset                                  14 716            -
Other                                                       6 103        7 067
Separate account assets                                   259 899      143 008
                                                       $3 621 284    3 577 414

 LIABILITIES AND STOCKHOLDERS' EQUITY
Future policy benefits:
  Life insurance                                        $ 782 341      774 701
  Accident and health                                      47 215       47 641
Accumulated contract values                             1 688 706    1 731 262
Policy and contract claims                                 34 721       34 347
Other policyholders' funds:
  Dividend and coupon accumulations                        61 740       62 726
  Other                                                    90 885       75 033
Notes payable                                              69 500            -
Income taxes:
  Current                                                   7 870        4 582
  Deferred                                                      -       43 739
Other                                                      84 602       82 442
Separate account liabilities                              259 899      143 008
     TOTAL LIABILITIES                                  3 127 479    2 999 481
Stockholders' equity:
  Common stock, par value $1.25 per share
    Authorized 36,000,000 shares,
        issued 18,496,680 shares                           23 121       23 121
  Paid in capital                                          18 498       17 633
  Retained earnings                                       614 278      581 074
  Accumulated other comprehensive income (loss)           (59 095)      45 466
  Less treasury stock, at cost
     (6,411,738 shares; 6,087,894 shares - 1998)         (102 997)     (89 361)
    TOTAL STOCKHOLDERS  EQUITY                            493 805      577 933
                                                       $3 621 284    3 577 414


See accompanying Notes to Consolidated Financial Statements.



CONSOLIDATED STATEMENT OF STOCKHOLDERS'EQUITY


                                                    1999       1998       1997


COMMON STOCK, beginning and end of year            $ 23 121    23 121    23 121

PAID IN CAPITAL:
  Beginning of year                                  17 633    16 256    14 761
  Excess of proceeds over cost of treasury stock sold   865     1 377     1 495

  End of year                                        18 498    17 633    16 256

RETAINED EARNINGS:
  Beginning of year                                 581 074   543 715   509 748
  Net income                                         45 045    48 512    44 861
  Other comprehensive income:
    Unrealized gains (losses) on securities        (104 921)   15 094    33 485
    Decrease (increase) in unfunded pension liability   360    (6 076)        -
  Comprehensive income (loss)                       (59 516)   57 530    78 346
  Transfer other comprehensive (income) loss to
    accumulated other comprehensive income          104 561    (9 018)  (33 485)
  Stockholder dividends of $.96 per share
     ($.90 - 1998 and $.88 - 1997)                  (11 841)  (11 153)  (10 894)

  End of year                                       614 278   581 074   543 715


ACCUMULATED OTHER COMPREHENSIVE INCOME:
  Beginning of year                                  45 466    36 448     2 963
  Other comprehensive income (loss)                (104 561)    9 018    33 485
  End of year                                       (59 095)   45 466    36 448


TREASURY STOCK, at cost:
  Beginning of year                                 (89 361)  (88 946)  (87 729)
  Cost of 349,087 shares acquired (24,640
    shares - 1998 and 40,180 shares - 1997)         (14 094)   (1 063)   (1 440)
  Cost of 32,243 shares sold (47,296
    shares - 1998 and 47,372 shares - 1997)             458       648       223

  End of year                                      (102 997)  (89 361)  (88 946)

     TOTAL STOCKHOLDERS' EQUITY                    $493 805   577 933   530 594


See accompanying Notes to Consolidated Financial Statements.


          CONSOLIDATED STATEMENT OF CASH FLOWS


                                                     1999       1998       1997

OPERATING ACTIVITIES
Net income                                       $  45 045    48 512     44 861
Adjustments to reconcile net income to
  net cash from operating activities:
    Amortization of investment premium
      (discount), net                                2 061     2 398    (1 290)
    Depreciation                                     5 265     5 153      5 379
    Policy acquisition costs capitalized           (39 553)  (46 011)   (42 170)
    Amortization of deferred acquisition costs      31 261    36 201     35 712
    Realized investment gains                       (2 860)  (11 426)   (14 505)
    Changes in assets and liabilities:
     Future policy benefits                         12 375    25 855     16 227
     Accumulated contract values                   (10 182)  (12 264)    (9 933)
     Other policy liabilities                       14 867     6 842      7 137
     Income taxes payable and deferred             (14 748)  (11 399)     4 768
    Other, net                                      18 449      (718)    (3 685)

    NET CASH PROVIDED                               61 980    43 143     42 501

INVESTING ACTIVITIES
Purchases of investments:
  Fixed maturities available for sale             (654 943)  (644 087) (855 980)
  Fixed maturities held to maturity                 (3 354)         -         -
  Equity securities available for sale             (43 130)   (28 047)  (69 434)
Sales of fixed maturities available for sale       406 785    372 930   503 351
Maturities and principal paydowns
  of security investments:
    Fixed maturities available for sale            173 990    216 247   163 867
    Fixed maturities held to maturity               10 913     30 453   106 188
    Equity securities available for sale            22 644     28 043    31 473
Purchases of other investments                     (36 300)   (78 298) (152 045)
Sales, maturities and principal
  paydowns of other investments                     59 655     60 500    67 295
Acquisitions and dispositions of insurance
  blocks - net cash received (paid)                 (5 162)   (13 250)  213 092

    NET CASH PROVIDED (USED)                       (68 902)   (55 509)    7 807

FINANCING ACTIVITIES
Proceeds from borrowings                            95 850      1 100   245 050
Repayment of borrowings                            (26 350)    (1 100) (245 050)
Policyowner contract deposits                      148 993    175 421   169 699
Withdrawals of policyowner contract deposits      (181 367)  (187 028) (163 041)
Cash dividends to stockholders                     (11 841)   (11 153)  (10 894)
Disposition (acquisition) of treasury stock, net   (12 771)       962       278

    NET CASH PROVIDED (USED)                        12 514    (21 798)   (3 958)

Increase (decrease) in cash                          5 592    (34 164)   46 350
Cash at beginning of year                           16 763     50 927     4 577

    CASH AT END OF YEAR                         $   22 355     16 763    50 927


See accompanying Notes to Consolidated Financial Statements.


NOTES TO  CONSOLIDATED  FINANCIAL  STATEMENTS

(Amounts in tables are generally stated in thousands, except per share data)

SIGNIFICANT ACCOUNTING POLICIES

Organization

Kansas City Life Insurance Company is a Missouri domicled stock life insurance company which, with its affiliates, is licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual insurance, annuity and group products distributed through numerous general agencies. In recent years, the Company's new business activities have been concentrated in interest sensitive and variable products.

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States (GAAP) and include the accounts of Kansas City Life Insurance Company and its subsidiaries, principally Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American). Significant intercompany transactions have been eliminated in consolidation. Certain reclassifications have been made to prior year results to conform with the current year's presentation. GAAP requires management to make certain estimates and assumptions which affect amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance and certain annuities. Premiums for these products are recognized as revenues when due. Accident and health insurance premiums are recognized as revenues over the terms of the policies. Revenues for universal life and flexible annuity products are amounts assessed against contract values for cost of insurance, policy administration and surrenders, as well as amortization of deferred front-end contract charges.

Future Policy Benefits

For traditional life insurance products, reserves have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals. These estimates include provisions for experience less favorable than actually expected. Investment yield assumptions for new issues are graded down and range from 7.00 to 5.00 percent. Mortality assumptions are based on standard mortality tables. The 1965-70 Select and Ultimate Basic Table is used for business issued since 1977.

Reserves and claim liabilities for accident and health insurance include estimated unpaid claims and claims incurred but not reported. For traditional life and accident and health insurance, benefits and claims are charged to expense in the period incurred.

Liabilities for universal life and flexible annuity products represent accumulated contract values, without reduction for potential surrender charges, and deferred front-end contract charges which are amortized over the term of the policies. Benefits and claims are charged to expense in the period incurred net of related accumulated contract values. Interest on accumulated contract values is credited to contracts as earned. Crediting rates for universal life insurance and flexible annuity products ranged from 3.85 percent to 6.50 percent (3.85 percent to 7.25 percent during 1998 and 4.75 percent to 6.50 percent during
1997).

Withdrawal assumptions for all products are based on corporate experience.

Policy  Acquisition  Costs

The costs of acquiring new business, principally commissions, certain policy issue and underwriting expenses and certain variable agency expenses, are deferred. For traditional life products, deferred acquisition costs are amortized in proportion to premium revenues over the premium-paying period of related policies, using assumptions consistent with those used in computing benefit reserves. Acquisition costs for interest sensitive and variable products are amortized over a period not exceeding 30 years in proportion to estimated gross profits arising from interest spreads and charges for mortality, expenses and surrenders that are expected to be realized over the term of the contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a block of business are revised.

Value of Purchased  Insurance in Force

The value of purchased insurance in force arising from the acquisition of a life insurance subsidiary and, in 1997, the acquisition of a block of life insurance business, is being amortized in proportion to projected future premium revenues or gross profits. Such amortization is included in insurance operating expenses. If these projections should change, the amortization is adjusted prospectively. This asset was increased $76,533,000 in 1997 for the acquisition of a life insurance block of business and $9,313,000 ($9,609,000 - 1998 and $8,856,000 -
1997) for accrual of interest and reduced $18,008,000 ($17,194,000 - 1998 and $14,962,000 - 1997) for amortization. The increase for accrual of interest for the life insurance subsidiary was calculated using a 13.0 percent interest rate for the life block and a 7.0 percent rate for the accident and health block and, on the acquired block, a 7.0 percent interest rate on the traditional life portion and a 5.4 percent rate on the interest sensitive portion. Total accumulated accrual of interest and amortization equal $54,419,000 and $81,615,000, respectively. Based upon current conditions and assumptions as to future events, the Company expects that the amortization will be between 6 and 8 percent of the asset's current carrying amount in each of the next five years.

Separate Accounts

These accounts arise from the sale of variable life insurance and annuity products. Their assets are legally segregated and are not subject to the claims which may arise from any other business of the Company. These assets are reported at fair value since the underlying investment risks are assumed by the policyholders. Therefore the related liabilities are recorded at amounts equal to the underlying assets. Investment income and gains or losses arising from separate accounts accrue directly to the policyholders and are, therefore, not included in investment earnings in the accompanying consolidated income statement. Revenues to the Company from separate accounts consist principally of contract maintenance charges, administrative fees and mortality and risk charges.

Participating  Policies

Participating business at year end approximates 12 percent of the consolidated life insurance in force. The amount of dividends to be paid is determined annually by the Board of Directors. Provision has been made in the liability for future policy benefits to allocate amounts to participating policyholders on the basis of dividend scales contemplated at the time the policies were issued. Additional provisions have been made for policyholder dividends in excess of the original scale which have been declared by the Board of Directors.

Investments

Securities held to maturity and short-term investments are stated at cost adjusted for amortization of premium and accrual of discount. Securities available for sale are stated at fair value. Unrealized gains and losses on securities available for sale are reduced by deferred income taxes and related adjustments in deferred acquisition costs, and are included in accumulated other comprehensive income.

Mortgage loans are stated at cost adjusted for amortization of premium and accrual of discount less an allowance for possible losses. Foreclosed real estate is stated at fair value at the date of foreclosure (cost) or net realizable value, whichever is lower. Other real estate investments are carried at depreciated cost. Real estate joint ventures are valued at cost adjusted for the Company's equity in earnings since acquisition. Policy loans are carried at cost less payments received. Realized gains and losses on disposals of investments, determined by the specific identification method, are included in investment revenues.

Federal Income Taxes

Income taxes have been provided using the liability method. Under that method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Income Per Share

Due to the Company's capital structure and lack of other potentially dilutive securities, there is no difference between basic and diluted earnings per common share for any of the years or periods reported. The weighted average number of shares outstanding during the year was 12,316,220 shares (12,394,104 shares - 1998 and 12,381,586 shares - 1997).

Statutory Information and
    Stockholder Dividends Restriction

The Company's earnings, unassigned surplus (retained earnings) and stockholders' equity, on the statutory basis used to report to regulatory authorities, follow.

                                          1999      1998        1997
Net gain (loss) from operations
    for the year                       $ 41 902    35 185     (21 214)
Net income (loss) for the year           42 012    36 152     (18 681)
Unassigned surplus
    at December 31                      281 254   257 853     246 717
Stockholders' equity
    at December 31                      219 875   209 246     197 147

The statutory loss reported in 1997 arose from the acquisition of a block of business as discussed in a following Note. In accordance with statutory accounting guidelines for coinsurance transactions, the acquisition reduced statutory earnings and stockholders' equity at the date of acquisition $51.4 million, the purchase price paid less related tax benefits.

Stockholder dividends may not exceed statutory unassigned surplus. Additionally, under Missouri law, the Company must have the prior approval of the Missouri Director of Insurance in order to pay a dividend exceeding the greater of statutory net gain from operations for the preceding year or 10 percent of statutory stockholders' equity at the end of the preceding year. The maximum payable in 2000 without prior approval is $41,902,000.

The  Company   believes  these   statutory   limitations   impose  no  practical
restrictions on its dividend payment plans.

The  Company  is  required  to  deposit a defined  amount of assets  with  state
regulatory  authorities.   Such  assets  had  an  aggregate  carrying  value  of
$21,000,000 ($18,000,000 - 1998 and $36,000,000 - 1997).

Comprehensive Income

Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains or losses on securities available for sale and unfunded pension liabilities as shown below.

                                    Unrealized        Unfunded
                                    Gain (Loss)        Pension
                                  on Securities       Liability         Total

1999:
Unrealized holding losses
  arising during the year          $(172 801)                         (172 801)
Less:  Realized losses included
            in net income             (2 527)                           (2 527)
Net unrealized losses               (170 274)                         (170 274)
Decrease in unfunded
  pension liability                        -             554               554
Effect on deferred
  acquisition costs                    8 858                             8 858
Deferred income taxes                 56 495            (194)           56 301
Other comprehensive income         $(104 921)            360          (104 561)

1998:
Unrealized holding gains
  arising during the year            $33 261                            33 261
Less:  Realized gains included
            in net income              9 360                             9 360
Net unrealized gains                  23 901                            23 901
Increase in unfunded
  pension liability                        -          (9 348)           (9 348)
Effect on deferred
  acquisition costs                     (680)                             (680)
Deferred income taxes                 (8 127)          3 272            (4 855)
Other comprehensive income           $15 094          (6 076)            9 018

1997:
Unrealized holding gains
  arising during the year            $63 486                            63 486
Less:  Realized gains included
            in net income              8 318                             8 318
Net unrealized gains                  55 168                            55 168
Effect on deferred
  acquisition costs                   (3 652)                           (3 652)
Deferred income taxes                (18 031)                          (18 031)
Other comprehensive income           $33 485                            33 485


The accumulated balances related to each component of accumulated other comprehensive income follow.

                                                      Change in
                                        Unrealized     Unfunded
                                        Gain (Loss)    Pension
                                      on Securities   Liability      Total

End of 1997                             $  36 448            -       36 448
Other comprehensive income
  (loss) for 1998                          15 094       (6 076)       9 018
End of 1998                                51 542       (6 076)      45 466
Other comprehensive income
  (loss) for 1999                       (104 921)          360     (104 561)
End of 1999                            $ (53 379)       (5 716)     (59 095)



REINSURANCE

                                  1999      1998      1997

Life insurance in force (in millions):
    Direct                     $ 23 616    23 261    22 800
    Ceded                        (5 483)   (4 488)   (3 375)
    Assumed                       3 131     3 380     3 796

        Net                    $ 21 264    22 153    23 221


Premiums:
Life insurance:
    Direct                     $127 805   128 584   128 491
    Ceded                       (29 255)  (26 748)  (26 262)
    Assumed                       5 536     6 674     3 822
        Net                    $104 086   108 510   106 051

 Accident and health:
    Direct                     $ 56 723    54 022    55 022
    Ceded                       (14 087)  (11 581)  (10 091)
    Assumed                           -         -         -

        Net                    $ 42 636    42 441    44 931


Contract charges arise generally from directly issued business. However contract charges also arise from a block of business assumed during 1997 as described below. Ceded benefit recoveries were $49,687,000 ($57,048,000 - 1998 and $39,483,000 - 1997).

Old American has two coinsurance agreements. One agreement reinsures certain whole life policies issued by Old American prior to December 1, 1986. These policies had a face value of $114,062,000 as of this year end. The reserve for future policy benefits ceded under this agreement was $46,741,000 ($49,041,000 -
1998). The second agreement ceded $10.4 million of home health care reserves in October 1998.

In 1997, Kansas City Life acquired a block of traditional life and universal life-type products. As of this year end, the block had $3.1 billion of life insurance in force ($3.4 billion - 1998). The block generated life insurance premiums of $5,788,000 ($6,656,000 - 1998). Additionally, in November 1999, the Company ceded its group long-term disability reserves, totaling $5.2 million.

The maximum retention on any one life is $350,000 for ordinary life plans and $100,000 for group coverage. A contingent liability exists with respect to reinsurance, which may become a liability of the Company in the unlikely event that the reinsurers should be unable to meet obligations assumed under reinsurance contracts.


PROPERTY AND EQUIPMENT

                                         1999        1998

Land                                 $    766        1 029
Home office complex                    21 404       22 995
Furniture and equipment                32 258       30 238

                                       54 428       54 262
Less accumulated depreciation         (32 418)     (31 826)

                                      $22 010       22 436

Property  and   equipment  are  stated  at  cost  and   depreciated   using  the
straight-line method. The home office is depreciated over 25 to 50 years and furniture and equipment over 3 to 10 years, their estimated useful lives.

NOTES PAYABLE

                                          1999         1998
Federal Home Loan Bank loan with
  various maturities and a weighted
  average variable interest rate,
  currently 5.62 percent, secured
  by specified securities                $55 000         -

Commerce Bank unsecured revolving
  credit loan agreement providing a
  $20,000,000 line of credit with a
  variable interest rate, currently
  4.755 percent                            2 500         -

UMB Bank unsecured revolving credit
  loan agreements providing a
  $40,000,000 line of credit with a
  variable interest rate, currently
  4.95 percent                            12 000         -

                                         $69 500         -


As a member of the Federal Home Loan Bank with a capital investment of $23,400,000, the Company has the ability to borrow up to $55,000,000 from the bank. The Company earns 6.35 percent on the capital investment in the bank. All borrowing is used to enhance investment strategies. Interest paid on all borrowings equaled $1,135,000 ($717,000 - 1998 and $515,000 - 1997).



FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for securities are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Fair values for mortgage loans are based upon discounted cash flow analyses using an interest rate assumption 2 percent above the comparable U.S. Treasury rate.

Fair values for the Company's liabilities under investment-type insurance contracts, included with accumulated contract values for flexible annuities and with other policyholder funds for supplementary contracts without life contingencies, are estimated to be their cash surrender values.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the financial instruments follow.

                                    1999                           1998
                            Carrying         Fair      Carrying         Fair
                             Amount         Value       Amount         Value
Investments:
  Securities available
    for sale              $2 115 183     2 115 183    2 195 111      2 195 111
  Securities held
    to maturity              107 606       107 570      115 504        123 515
  Mortgage loans             340 704       328 973      315 705        332 419

Liabilities:
  Individual and
    group annuities         $743 438       724 908      793 068        767 537
  Supplementary
    contracts without
    life contingencies        21 216        21 216       21 899         21 899

The  following   Investments  Note  provides   further  details   regarding  the
investments above.


INVESTMENTS

Investment Revenues
Major categories of investment revenues are summarized as follows.

                                    1999            1998             1997
Investment income:
    Fixed maturities             $157 766         154 213          154 393
    Equity securities               9 378           6 583            7 288
    Mortgage loans                 27 608          26 024           23 984
    Real estate                     9 907           9 587           10 350
    Policy loans                    7 959           8 098            7 296
    Short-term                      3 639           4 832            3 612
    Other                           3 709           3 948            3 132
                                  219 966         213 285          210 055
Less investment expenses          (17 963)        (15 983)         (16 991)

                                 $202 003         197 302          193 064


Realized gains (losses):
    Fixed maturities             $ (2 714)          8 052            4 778
    Equity securities                 126           1 360            3 702
    Mortgage loans                  1 500               -                -
    Real estate                     3 684           2 014            6 025
    Other                             264               -                -

                                 $  2 860          11 426           14 505

Unrealized Gains and Losses
Unrealized gains (losses) on the Company's securities
 follow.
                               1999       1998        1997

Available for sale:
  End of year              $ (86 647)    83 627      59 726
  Effect on deferred
    acquisition costs          4 526     (4 332)     (3 652)
  Deferred income taxes       28 742    (27 753)    (19 626)

                           $ (53 379)    51 542      36 448

  Increase (decrease) in
    net unrealized gains
    during the year:
      Fixed maturities     $ (99 595)    18 701      33 209
      Equity securities       (5 326)    (3 607)        276

                           $(104 921)    15 094      33 485

Held to maturity:
  End of year              $     (36)     8 011       5 834

  Increase (decrease) in
    net unrealized gains
    during the year        $  (8 047)      2 177     (1 775)


Securities

The amortized cost and fair value of investments in securities at this year end follow.

                                                 Gross
                               Amortized       Unrealized         Fair
                                  Cost      Gains     Losses      Value
Available for sale:
Bonds:
  U.S.government              $   47 264      170        607      46 827
  Public utility                 270 618    1 938     11 098     261 458
  Corporate                    1 405 241    7 119     78 468   1 333 892
  Mortgage-backed                299 933    5 522      3 480     301 975
  Other                           55 537      217      1 556      54 198
Redeemable
   preferred stocks                  865       12         12         865

Fixed maturities               2 079 458   14 978     95 221   1 999 215
Equity securities                122 371    1 916      8 319     115 968

                              $2 201 829   16 894    103 540   2 115 183


Bonds held to maturity:
Public utility                $   18 101      743         45      18 799
Corporate                         83 429    1 282      2 127      82 584
Other                              6 076      117          6       6 187

                                 107 606    2 142      2 178     107 570

                              $2 309 435   19 036    105 718   2 222 753


The amortized cost and fair value of investments in securities at last year end follow.


                                      Gross
                     Amortized     Unrealized         Fair
                        Cost     Gains    Losses      Value
Available for sale:
Bonds:
  U.S. government   $   45 079    1 747      381     46 445
  Public utility       294 016   15 850    1 946    307 920
  Corporate          1 321 368   66 176   13 151  1 374 393
  Mortgage-backed      278 657   10 942      618    288 981
  Other                 70 224    3 216      441     72 999
Redeemable
  preferred stocks       3 631      121      128      3 624

Fixed maturities     2 012 975   98 052   16 665  2 094 362
Equity securities       98 509    6 184    3 944    100 749

                     2 111 484  104 236   20 609  2 195 111

Bonds held to maturity:
Public utility      $   25 325    1 934        7     27 252
Corporate               87 302    6 267      511     93 058
Other                    2 877      328        -      3 205

                       115 504    8 529      518    123 515

                    $2 226 988  112 765   21 127  2 318 626


The Company does not hold any non-income producing fixed maturity securities.

The distribution of the fixed maturity securities' contractual maturities at this year end follows. However, expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

                                     Amortized       Fair
                                       Cost          Value
Available for sale:
Due in one year or less              $   54 611      53 865
Due after one year through five years   439 949     426 273
Due after five years through ten years  516 096     497 165
Due after ten years                     768 869     719 937
Mortgage-backed bonds                   299 933     301 975

                                     $2 079 458   1 999 215


Held to maturity:
Due in one year or less              $   13 053      13 143
Due after one year through five years    41 025      42 071
Due after five years through ten years   44 057      42 584
Due after ten years                       9 471       9 772

                                     $  107 606     107 570

Sales of investments in securities available for sale, excluding normal maturities and calls, follow.

                                 1999      1998      1997

Proceeds                       $428 425   422 241   509 502
Gross realized gains              9 455    12 512    11 597
Gross realized losses            10 371     5 234     2 349

The Company does not hold securities of any corporation and its affiliates which exceeded 10 percent of stockholders' equity.

No derivative financial instruments are employed.


Mortgage Loans

The Company  holds  non-income  producing  mortgage  loans  equaling  $1,528,000
($1,004,000 - 1998). Mortgage loans are carried net of a valuation reserve of $7,000,000 ($8,500,000 - 1998).

The mortgage portfolio is diversified geographically and by property type as follows.

                              1999                 1998
                       Carrying    Fair    Carrying     Fair
                        Amount    Value      Amount    Value
Geographic region:
  East north central   $ 29 470   28 250     31 068    32 373
  Mountain               69 522   67 325     67 530    71 397
  Pacific               123 581  119 375    106 982   112 461
  West south central     30 708   30 071     33 044    34 813
  West north central     71 030   68 703     69 594    73 157
  Other                  23 393   22 249     15 987    16 718
  Valuation reserve      (7 000)  (7 000)    (8 500)   (8 500)

                       $340 704  328 973    315 705   332 419



                            1999                 1998
                     Carrying   Fair      Carrying    Fair
                      Amount    Value      Amount     Value
Property type:
 Industrial         $229 103   221 036     209 752   220 474
 Retail               19 510    19 515      22 847    24 301
 Office               81 540    78 310      74 633    78 291
 Other                17 551    17 112      16 973    17 853
 Valuation reserve    (7 000)   (7 000)     (8 500)   (8 500)

                    $340 704   328 973     315 705   332 419

The Company has commitments which expire in 2000 to originate mortgage loans of $3,440,000.

No  mortgage  loans  were   foreclosed  upon  and  transferred  to  real  estate
investments during the year ($1,181,000 - 1998 and $3,189,000 - 1997).

No mortgage loans were acquired in the sale of real estate assets during the year ($2,025,000 - 1998 and $4,299,000 - 1997).

Real Estate

Detail concerning the Company's real estate investments follows.

                                          1999       1998
Penntower office building, at cost:
    Land                               $  1 106      1 106
    Building                             18 582     18 244
    Less accumulated depreciation       (10 881)   (10 340)
Foreclosed real estate, at lower of
    cost or net realizable value          4 655     10 946
Other investment properties, at cost:
    Land                                  6 110      4 493
    Buildings                            36 710     32 848
    Less accumulated depreciation       (14 271)   (13 457)

                                       $ 42 011     43 840

Investment real estate, other than foreclosed properties, is depreciated on a straight-line basis. Penntower office building is depreciated over 60 years and all other properties from 10 to 35 years. Foreclosed real estate is carried net of a valuation allowance of $1,519,000 ($2,877,000 - 1998) to reflect net realizable value.

The  Company  held  non-income   producing  real  estate   equaling   $3,483,000
($6,099,000 - 1998).


PENSIONS AND OTHER
POSTRETIREMENT BENEFITS

The Company has pension and other postretirement benefit plans covering substantially all its employees. The defined benefits pension plan covers employees who were age 55 or over with at least 15 years of vested service at December 31, 1997. This plan's benefits are based on years of service and the employee's compensation during the last five years of employment. Employees have a cash balance account consisting of credits to the account based upon an employee's years of service and compensation and interest credits. As disclosed in the tables at right, the amendment to change the plan to a cash balance plan in 1998 decreased the projected benefit obligation $10,038,000. The closure of Sunset Life's office in 1999 and significant retirements at Kansas City Life resulted in the recognition of settlement and curtailment costs of $3,562,000. The postretirement medical plans for the employees, full-time agents, and their dependents are contributory with contributions adjusted annually. The Company pays these medical costs as due and the plan incorporates cost-sharing features. The postretirement life insurance plan is noncontributory with level annual payments over the participants' expected service periods. The plan covers only those employees with at least one year of service as of December 31, 1997. The benefits in this plan are frozen using the employees' years of service and compensation as of December 31, 1997. The tables at the right outline the plans' funded status and their impact on the Company's financial statements.

Non-contributory defined contribution retirement plans for general agents and eligible sales agents provide supplemental payments based upon earned agency first-year individual life and annuity commissions. Contributions to these plans were $143,000 ($134,000 - 1998 and $133,000 - 1997). A non-contributory deferred compensation plan for eligible agents based upon earned first-year commissions is also offered. Contributions to this plan were $609,000 ($724,000 - 1998 and $265,000 - 1997).

Savings plans for eligible employees and agents match employee contributions up to 6 percent of salary and agent contributions up to 2.5 percent of prior year paid commissions. Contributions to the plan were $1,468,000 ($1,485,000 - 1998 and $2,102,000 - 1997). Effective in 1998, the Company may contribute an additional profit sharing amount up to 4 percent of salary depending upon corporate profits. No profit sharing contribution was made in 1998 or 1999.

A non-contributory trusteed employee stock ownership plan covers substantially all salaried employees. The Company has made no contributions to this plan since 1992.

                                     Pension Benefits          Other Benefits
                                     1999        1998        1999         1998

Accumulated benefit obligation     $ 88 405     107 488          -            -

Change in plan assets:
Fair value of plan assets
  at beginning of year             $102 869      95 899      1 614        1 634
Return on plan assets                   934      10 988         82           86
Company contributions                 2 400       3 000          -            -
Benefits paid                       (20 963)     (7 018)      (293)        (106)

  Fair value of plan assets
    at end of year                 $ 85 240     102 869      1 403        1 614

Change in projected benefit obligation:
Benefit obligation
    at beginning of year           $110 547     119 651     18 808       15 485
Service cost                          2 760       2 746        626          615
Interest cost                         7 673       7 650      1 200        1 193
Plan amendments                           -     (10 038)         -            -
Curtailment                             469           -     (1 043)           -
Settlement                            5 375           -          -            -
Net (gain) loss from past experience (3 921)        637     (2 008)       1 991
Benefits paid                       (24 552)    (10 099)      (641)        (476)

  Benefit obligation
     at end of year                $ 98 351     110 547     16 942       18 808

Plan underfunding                  $(13 111)     (7 678)   (15 539)     (17 194)
Unrecognized net loss                26 404      22 488        557        3 653
Unrecognized prior service cost      (7 147)     (9 257)         -            -
Unrecognized net transition asset      (517)       (824)         -            -

  Prepaid (accrued) benefit cost   $  5 629       4 729    (14 982)     (13 541)

Amounts recognized in the
  consolidated balance sheet:
Accrued benefit liability          $ (3 165)     (4 619)   (14 982)     (13 541)
Accumulated other
   comprehensive income               8 794       9 348          -            -

  Net amount recognized             $ 5 629       4 729    (14 982)     (13 541)

Weighted average assumptions:
Discount rate                          7.75 %      7.00       7.75         7.00
Expected return on plan assets         8.75        9.00       5.50         5.50
Rate of compensation increase          4.50        4.50          -            -


The assumed growth rate of health care costs has a significant effect on the amounts reported as the table below demonstrates.

                                               One Percentage Point
                                             Change in the Growth Rate
                                             Increase        Decrease

Service and interest cost components          $  367           (301)
Postretirement benefit obligation              2 845         (2 429)


The components of the net periodic benefits cost follow.

                                   Pension Benefits            Other Benefits
                                   1999    1998     1997   1999    1998   1997

Service cost                    $ 2 760    2 746    3 150    626     615    560
Interest cost                     7 673    7 650    7 823  1 200   1 194  1 014
Expected return on plan assets   (9 067)  (8 539)  (7 776)   (88)    (90)   (85)
Amortization of:
 Unrecognized net (gain) loss     1 014    1 152      582     52      76     (5)
 Unrecognized prior service cost   (647)    (769)       2      -       -      -
 Unrecognized net transition asset (206)    (206)    (206)     -       -      -

Net periodic benefits cost      $ 1 527    2 034    3 575  1 790   1 795  1 484


For measurement purposes, a 10 percent annual increase in the per capita cost of covered health care benefits was assumed to decrease gradually to 6 percent in 2004.

SEGMENT INFORMATION

                                      Kansas City Life  Sunset   Old
                                     Individual  Group  Life  American    Total
1999:
Revenues from external customers    $  113 399 53 311  26 750  76 091    269 551
Investment revenues                    152 338  1 083  33 617  14 965    202 003
Segment income (loss)                   30 622   (898)  8 049   5 413     43 186
Other significant noncash items:
  Increase in policy reserves           60 072    681  16 411   8 042     85 206
  Amortization of deferred
    acquisition costs                   12 443      -   7 765  11 053     31 261
  Amortization of the value of
    purchased insurance in force         5 128      -       -   3 567      8 695
Interest expense                         1 148      -       -       -      1 148
Income tax expense                      12 931   (385)  3 898   2 574     19 018

Segment assets                       2 679 521 16 107 528 708 396 948  3 621 284
Expenditures for other
     long-lived assets                   3 742    214       3     298      4 257


1998:
Revenues from external customers    $  112 898 52 537  28 794  80 001    274 230
Investment revenues                    150 328  1 146  31 878  13 950    197 302
Segment income (loss)                   27 918   (985)  8 954   5 198     41 085
Other significant noncash items:
  Increase in policy reserves           57 581    535  16 269  10 042     84 427
  Amortization of deferred
    acquisition costs                   16 861      -   8 323  11 017     36 201
  Amortization of the value of
    purchased insurance in force         4 660      -       -   2 925      7 585
Interest expense                           717      -       -       -        717
Income tax expense                      12 997   (422)  4 314   2 548     19 437

Segment assets                       2 627 568 16 215 538 254 395 377  3 577 414
Expenditures for other
     long-lived assets                   2 658    259      97      69      3 083


1997:
Revenues from external customers    $   90 759 53 698  28 269  81 967    254 693
Investment revenues                    146 610  1 216  32 171  13 067    193 064
Segment income (loss)                   24 704   (493)  8 259   2 963     35 433
Other significant noncash items:
  Increase in policy reserves           55 924    202  16 768  13 910     86 804
  Amortization of deferred
    acquisition costs                   15 138      -   8 026  12 548     35 712
  Amortization of the value of
    purchased insurance in force         2 211      -       -   2 683      4 894
Interest expense                           515      -       -       -        515
Income tax expense                      12 735   (212)  3 904   1 335     17 762

Segment assets                       2 533 546 16 828 517 423 371 655  3 439 452
Expenditures for other
     long-lived assets                   2 326    473      60      13      2 872


Enterprise-Wide Disclosures
                                                    1999        1998      1997
Revenues from external customers by line of business:
  Variable life insurance and annuities           $ 11 153      6 928      2 062
  Interest sensitive products                       97 720    101 680     91 651
  Traditional individual insurance products         97 616    103 171    101 332
  Group life and disability products                49 106     47 780     49 650
  Group ASO services                                 4 205      4 716      4 048
  Other                                              9 751      9 955      5 950
      Total                                       $269 551    274 230    254 693

Company operations have been classified and summarized into the four reportable segments at left. The segments, while generally classified along Company lines, are based upon distribution method, product portfolio and target market. The Parent Company was divided into two segments. The Kansas City Life - Individual segment consists of sales of variable life and annuities, interest sensitive products and traditional life insurance products by a career general agency sales force. The block of universal life and traditional life insurance acquired in 1997 is included in this segment. The Kansas City Life - Group segment consists of sales of group life, disability and dental products and administrative services only (ASO) by the Company's career general agency sales force and appointed group agents. The Sunset Life segment consists of sales of interest sensitive and traditional products by personal producing general agents. The Old American segment markets whole life final expense products to seniors through a general agency sales force.

Separate investment portfolios are maintained for each of the companies. However, investments are allocated to the group segment based upon its cash flows. Its investment revenue is modeled using the year of investment method. Home office functions are fully integrated for the three companies in order to maximize economies of scale. Therefore, operating expenses are allocated to the segments based upon internal cost studies which are consistent with industry cost methodologies.

The totals at left agree to the selected financial data which reconciles to the consolidated financial statements. Intersegment revenues are not material. The Company operates solely in the United States and no individual customer accounts for 10 percent or more of the Company's revenue.


FEDERAL INCOME TAXES

A reconciliation of the Federal income tax rate and the actual tax rate experienced is shown below.

                                         1999      1998     1997

Federal income tax rate                   35 %      35       35
Special tax credits                        (5)      (6)      (6)
Other permanent differences                 -        -       (1)

Actual income tax rate                     30 %     29       28


The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below.

                                          1999        1998
Deferred tax assets:
  Basis differences between tax and
    GAAP accounting for investments     $26 774          -
  Future policy benefits                 49 133     51 205
  Employee retirement benefits           11 990     14 999
  Other                                   9 413      6 308

Gross deferred tax assets                97 310     72 512

Deferred tax liabilities:
  Capitalization of policy acquisition
    costs, net of amortization           44 809     42 487
  Basis differences between tax and
    GAAP accounting for investments           -     35 104
  Property and equipment, net             3 841      1 792
  Value of insurance in force            33 102     36 070
  Other                                     841        798

Gross deferred tax liabilities           82 593    116 251

  Net deferred tax asset (liability)    $14 717    (43 739)

A "valuation allowance" must be established for any portion of the deferred tax asset which is believed not to be realizable. In management's opinion, it is more likely than not that the Company will realize the benefit of the net deferred tax asset and, therefore, no valuation allowance has been established.

Federal income taxes paid for the year were $17,884,000 ($20,164,000 - 1998 and $14,335,000 - 1997).

Policyholders' surplus, which is frozen under the Deficit Reduction Act of 1984, is $40,500,000 for Kansas City Life, $2,800,000 for Sunset Life and $13,700,000 for Old American. The Companies do not plan to distribute their policyholders' surplus. Consequently, the possibility of such surplus becoming subject to tax is remote, and no provision has been made in the financial statements for taxes thereon. Should the balance in policyholders' surplus become taxable, the tax computed at current rates would approximate $20,000,000.

Income taxed on a current basis is accumulated in "shareholders' surplus" and can be distributed to stockholders without tax to the Company. Shareholders' surplus equals $388,267,000 for Kansas City Life, $85,411,000 for Sunset Life and $57,668,000 for Old American.

                             QUARTERLY CONSOLIDATED
                           FINANCIAL DATA (unaudited)

                        First     Second    Third    Fourth
1999:
Total revenues         $118 777  115 690   122 137  117 810


Operating income       $ 12 241    7 256    12 225   11 464
Realized gains, net         201      239     1 197      222

Net income             $ 12 442    7 495    13 422   11 686
Per common share:
  Operating income     $    .99      .58       .99      .95
  Realized gains, net       .01      .03       .10      .01


   Net income          $   1.00      .61      1.09      .96

1998:
Total revenues         $117 615  124 799   125 667  114 877


Operating income       $  8 098   11 492    12 930    8 565
Realized gains net        1 643    1 582     2 679    1 523

Net income             $  9 741   13 074    15 609   10 088
Per common share:
  Operating income     $    .66      .93      1.04      .68
  Realized gains net        .13      .13       .22      .13


   Net income          $    .79     1.06      1.26      .81


CONTINGENT LIABILITIES

The Company and certain of its subsidiaries are defendants in lawsuits involving claims and disputes with policyholders. It has become increasingly common for plaintiffs in these cases to seek class action status and punitive damages. Some of these lawsuits arise in jurisdictions that permit punitive damages disproportionate to the actual damages alleged. Although no assurances can be given and no determinations can be made at this time as to the outcome of any particular lawsuit or proceeding, the Company and its subsidiaries believe that there are meritorious defenses for these claims and are defending them vigorously. In management's opinion the amounts ultimately paid, if any, would have no material effect on the Company's consolidated results of operations and financial position.



                                    REPORT OF
                              INDEPENDENT AUDITORS

                   To the Board of Directors and Stockholders
                      of Kansas City Life Insurance Company

We have audited the accompanying consolidated balance sheets of Kansas City Life Insurance Company and subsidiaries (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Kansas City Life Insurance Company and subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP
Kansas City, Missouri January 24, 2000


                             STOCKHOLDER INFORMATION


CORPORATE HEADQUARTERS
     Kansas City Life Insurance Company
     3520 Broadway
     Post Office Box 219139
     Kansas City, Missouri 64121-9139
     Telephone:  (816) 753-7000
     Fax: (816) 753-4902
     Internet: http://www.kclife.com
     E-Mail: kclife@kclife.com


NOTICE OF ANNUAL MEETING
     The annual meeting of stockholders will be held at 9 a.m. Thursday, April 20, 2000, at Kansas City Life's corporate headquarters.


TRANSFER AGENT
     Cheryl Keefer, Assistant Secretary
     Kansas City Life Insurance Company
     Post Office Box 219139
     Kansas City, Missouri 64121-9139


10-K  REQUEST

Stockholders may request a free copy of Kansas City Life's Form 10-K, as filed with the Securities and Exchange Commission, by writing to Secretary, Kansas City Life Insurance Company.


SECURITY HOLDERS

As of February 2, 2000, Kansas City Life had approximately 725 security holders, including individual participants in security position listings.


                         STOCK AND DIVIDEND INFORMATION
                             Stock Quotation Symbol
                              Over-the-Counter--KCLI


                                    Bid             Dividend
                              High       Low          Paid
                                         (per share)
     1999:
     First Quarter           $43.82     39.25       $ .240
     Second Quarter           42.75     43.00         .240
     Third Quarter            52.25     34.50         .240
     Fourth Quarter           40.00     32.75         .240
                                                    $ .960

     1998:
     First Quarter           $48.75     41.00        $.225
     Second Quarter           47.44     41.63         .225
     Third Quarter            47.75     34.50         .225
     Fourth Quarter           42.75     39.00         .225
                                                     $.900

The above has been restated to reflect a two-for-one stock split in June 1999.

A quarterly dividend of $.25 per share was paid February 22, 2000.

Over-the-counter market quotations are compiled according to Company records and may reflect inter-dealer prices, without markup, markdown or commission and may not necessarily represent actual transactions.



Kansas City Life Variable Annuity Separate Account
Statement of Net Assets
December 31, 1999


                                                                                               Market
Assets                                                                                          Value     Cost
Investments:                                                                                      (in thousands)

Federated Securities - Federated Insurance Series:
American Leaders Fund II - 840,406 shares at a net asset value (NAV) of $20.70 per share       $17,396    16,355
High Income Bond Fund II - 935,958 shares at a NAV of $10.24 per share                           9,583     9,960
Prime Money Fund II - 18,898,525  shares at a NAV of $1.00 per share                            18,899    18,899

Massachusetts Financial Services (MFS):
Research Series - 816,780 shares at a NAV of $23.18 per share                                   18,933    13,035
Emerging Growth Series - 862,013 shares at a NAV of $37.36 per share                            32,205    15,461
Total Return Series - 598,321 shares at a NAV of $17.71 per share                               10,596     9,915
Bond Series - 261,463 shares at a NAV of $10.96 per share                                        2,866     2,856
World Governments Series - 39,313 shares at a NAV of $10.04 per share                              395       407
Utilities Series - 774,838 shares at a NAV of $24.00 per share                                  18,596    14,463

American Century - (ACI) Variable Portfolios:
VP Capital Appreciation - 189,051 shares at a NAV of $14.50 per share                            2,741     1,901
VP International - 715,194 shares at a NAV of $12.46 per share                                   8,911     5,143
VP Value - 118,044 shares at a NAV of $5.91 per share                                              698       735
VP Income and Growth - 126,240 shares at a NAV of $7.96 per share                                1,005       938

Dreyfus Corporation:
Capital Appreciation Portfolio - 330,308 shares at a NAV of $39.82 per share                    13,153    11,203
Small Cap Portfolio - 204,944 shares at a NAV of $65.03 per share                               13,328    11,590
Stock Index Fund - 666,105 shares at a NAV of $38.33 per share                                  25,532    21,265
Socially Responsible Fund - 47,665 shares at a NAV of $38.92 per share                           1,855     1,699

JP Morgan:
Equity Portfolio - 68,245 shares at a NAV of $17.31 per share                                    1,181     1,182
Small Company Portfolio - 16,033 shares at a NAV of $16.54 per share                               265       227

Templeton:
International Fund- 41,895 shares at a NAV of $22.03 per share                                     923       845

Calamos:
Convertible Portfolio - 176,396 shares at a NAV of $12.00 per share                              2,117     1,868



 Total Assets                                                                                 $201,178   159,947


See accompanying Notes to Financial Statements


Kansas City Life Variable Annuity Separate Account
Statement of Net Assets
(Continued)


                                                             Number        Unit        Market
Net Assets                                                  of Units       Value        Value

(in thousands)
Federated Securities - Federated Insurance Series:
American Leaders Fund II                                     880,408      $19.76      $ 17,396
High Income Bond Fund II                                     725,350       13.21         9,583
Prime Money Fund II                                        1,637,233       11.54        18,899

Massachusetts Financial Services:
Research Series                                              854,627       22.15        18,933
Emerging Growth Series                                       959,024       33.58        32,205
Total Return Series                                          663,964       15.96        10,596
Bond Series                                                  248,885       11.51         2,866
World Governments Series                                      37,881       10.42           395
Utilities Series                                             779,090       23.87        18,596

American Century -  Variable Portfolios:
VP Capital Appreciation                                      201,336       13.62         2,741
VP International                                             351,829       25.33         8,911
VP Value                                                     119,093        5.86           698
VP Income and Growth                                         127,360        7.89         1,005

Dreyfus Corporation:
Capital Appreciation Portfolio                               850,787       15.46        13,153
Small Cap Portfolio                                        1,022,402       13.04        13,328
Stock Index Fund                                           1,478,541       17.27        25,532
Socially Responsible Fund                                     46,470       39.92         1,855

JP Morgan:
Equity Portfolio                                              64,227       18.39         1,181
Small Company Portfolio                                       15,815       16.77           265

Templeton:
International  Fund                                           42,265       21.84           923

Calamos:
Convertible Portfolio                                        175,917       12.03         2,117
 Total Net Assets                                                                     $201,178



See accompanying Notes to Financial Statements


Kansas City Life Variable Annuity Separate Account
Statement of Operations
Year ended December 31, 1999  (except as noted)
(in thousands)

                           Federated Insurance Series      MFS Variable Insurance Trust                       ACI Portfolios
                                      High
                           American  Income   Prime            Emerging  Total         World               VP                   VP *
                           Leaders    Bond    Money   Research  Growth  Return  Bond   Gov'ts Utilities  Capital   VP   VP    Income
                           Fund II   Fund II Fund II   Series   Series  Series  Series Series  Series    Apprec  Int'l Value*  &Gth

Investment Income:
Income:

Dividend Distributions     $  128     677      568        30       -       172    70      23      133       -      -     -       -
Capital Gains
    Distributions           1,282      58        -       160       -       320     5       -      670       -      -     -       -
Total Income                1,410     735      568       190       -       492    75      23      803       -      -     -       -
Expenses:
Mortality and Expense
    Fees                      216     128      173       221      273      138    42       5      180      29     84     2       3
Administrative Fees            16       6       15        18       24        8     2       -       12       2      7     1       -
Total Expenses                232     134      188       239      297      146    44       5      192      31     91     3       3
Investment Income (Loss)    1,178     601      380       (49)    (297)     346    31      18      611     (31)   (91)   (3)     (3)
Realized and Unrealized
    Gain on Investments:
Realized Gain (Loss)           77     (36)      -        306      967       46     3      (2)      83      17    277     -       -
Unrealized Appreciation
    (Depreciation)           (672)   (518)      -      3,053   12,473     (282) (124)    (30)   3,044   1,036  3,225   (37)     67
Net Gain (Loss)
    on Investments           (595)   (554)      -      3,359   13,440     (236) (121)    (32)   3,127   1,053  3,502   (37)     67

Increase (Decrease) in Net
  Assets from Operation  $    583      47      380     3,310   13,143      110   (90)    (14)   3,738   1,022  3,411   (40)     64


                                      Dreyfus Corporation                  JP Morgan         Templeton    Calamos
                           Capital     Small                                      Small*
                           Apprec.      Cap      Stock   Socially*      Equity*   Company      Int'l*    Convertible*
                           Portfolio Portfolio   Index   Responsible    Portfolio Portfolio    Fund      Portfolio          Total

Investment Income:
Income:
Dividend Distributions   $     74         7       209         -             3          -         -           23              2,117
Capital Gains
    Distributions              49         -       184        61            69          7         -            -              2,865
Total Income                  123         7       393        61            72          7         -           23              4,982
Expenses:
Mortality and Expense
    Fees                      145       159       252         5             3          1         2            7              2,068
Administrative Fees            12        16        19         -             2          1         1            1                163
Total Expenses                157       175       271         5             5          2         3            8              2,231
Investment Income (Loss)      (34)     (168)      122        56            67          5        (3)          15              2,751
Realized and Unrealized
    Gain on Investments:
Realized Gain (Loss)          104        36        94         -             -         12         2            1              1,987
Unrealized Appreciation
    (Depreciation)            898     2,236     3,017       156            (1)        38        78          249             27,906
Net Gain (Loss)
    on Investments          1,002     2,272     3,111       156            (1)        50        80          250             29,893

Increase (Decrease) in Net
  Assets from Operation  $    968     2,104     3,233       212            66         55        77          265             32,644


* For the period May 3, 1999 (inception date) through December 31, 1999.

See accompanying Notes to Financial Statements



Kansas City Life Variable Annuity Separate Account
Statement of Changes in Net Assets
Year ended December 31, 1999  (except as noted)
(in thousands)


                           Federated Insurance Series      MFS Variable Insurance Trust                       ACI Portfolios
                                      High
                           American  Income   Prime            Emerging  Total         World               VP                   VP *
                           Leaders    Bond    Money   Research  Growth  Return  Bond   Gov'ts Utilities  Capital   VP   VP    Income
                           Fund II   Fund II Fund II   Series   Series  Series  Series Series  Series    Apprec  Int'l Value*  &Gth

Increase (Decrease) in Net
 Assets from Operations  $   583        47     380      3,310   13,143     110    (90)   (14)   3,738     1,022  3,411   (40)    64

Deposits                   3,784     1,732  23,646      2,764    5,232   1,948    485     48    4,533       343  1,267   441    636

Payments and Withdrawals:
 Death Benefits              122        26     722        157       78     100     16      8       42        16     12     -      -
 Withdrawals                 599       342   1,065        697    1,221     383    561     19      589       103    295     -      2
 Transfers (in) out       (1,058)       71  11,539        339      (15)   (746)  (350)   (36)  (2,085)      304    455  (297)  (307)

Payments and Withdrawals    (337)      439  13,326      1,193    1,284    (263)   227     (9)  (1,454)      423    762  (297)  (305)

Net Assets:
 Net Increase              4,704     1,340  10,700      4,881   17,091   2,321    168     43    9,725       942  3,916   698  1,005
 Beginning of Year        12,692     8,243   8,199     14,052   15,114   8,275  2,698    352    8,871     1,799  4,995     -      -

   End of Year         $  17,396     9,583  18,899     18,933   32,205  10,596  2,866    395   18,596     2,741  8,911   698  1,005

* For the period May 3, 1999 (inception date) through December 31, 1999.

See accompanying Notes to Financial Statements


                                      Dreyfus Corporation                  JP Morgan         Templeton    Calamos
                           Capital     Small                                      Small*
                           Apprec.      Cap      Stock   Socially*      Equity*   Company      Int'l*    Convertible*
                           Portfolio Portfolio   Index   Responsible    Portfolio Portfolio    Fund      Portfolio          Total

Increase (Decrease) in Net
 Assets from Operations  $    968      2,104     3,233        212           66        55         77           265           32,644

Deposits                    3,665      2,264     7,215        975          763       180        348         1,280           64,549

Payments and Withdrawals:
 Death Benefits                31         25        20          -            -         -          -             -            1,375
 Withdrawals                  347        318       709          6            4         -          6            16            7,282
 Transfers (in) out        (1,533)       736    (3,198)      (674)        (356)      (30)      (504)         (588)           1,667

Payments and Withdrawals   (1,155)     1,079    (2,469)      (668)        (352)      (30)      (498)         (572)          10,324

Net Assets:
 Net Increase               5,788      3,289    12,917      1,855        1,181       265        923         2,117           85,869
 Beginning of Year          7,365     10,039    12,615          -            -         -          -             -          115,309

   End of Year          $  13,153     13,328    25,532      1,855        1,181       265        923         2,117          201,178

* For the period May 3, 1999 (inception date) through December 31, 1999.

See accompanying Notes to Financial Statements


Kansas City Life Variable Annuity Separate Account
Statement of Operations
Year ended December 31, 1998
(in thousands)


                           Federated Insurance Series      MFS Variable Insurance Trust                       ACI Portfolios
                                      High
                           American  Income   Prime            Emerging  Total         World               VP                   VP *
                           Leaders    Bond    Money   Research  Growth  Return  Bond   Gov'ts Utilities  Capital   VP   VP    Income
                           Fund II   Fund II Fund II   Series   Series  Series  Series Series  Series    Apprec  Int'l Value*  &Gth


Investment Income:
Income:
Dividend Distributions  $      32      124      267       16      64       79     33       4      64        -      18    -       -
Capital Gains Distributions   416       34        -      209      23       93     16       -     290       89     180    -       -
   Total Income               448      158      267      225      87      172     49       4     354       89     198    -       -
Expenses:
 Mortality and Expense Fees   129       95       79      151     153       88     26       5      85       24      53    -       -
 Administrative Fees           13        6       11       16      17        7      2       -       8        3       6    -       -
   Total Expenses             142      101       90      167     170       95     28       5      93       27      59    -       -
Investment Income (Loss)      306       57      177       58     (83)      77     21      (1)    261       62     139    -       -
Realized and Unrealized Gain
   on Investments:
Realized Gain (Loss)           34       10        -       76     109       24     23       2      30      (55)     14    -       -
Unrealized Appreciation
   (Depreciation)             907      (73)       -    1,926   3,183      512     50      21     614      (64)    343    -       -
Net Gain (Loss) on
   Investments                941      (63)       -    2,002   3,292      536     73      23     644     (119)    357    -       -

Increase (Decrease) in Net
   Assets from Operation$   1,247       (6)     177    2,060   3,209      613     94      22     905      (57)    496    -       -

* For the period May 3, 1999 (inception date) through December 31, 1999.

See accompanying Notes to Financial Statements


Kansas City Life Variable Annuity Separate Account
Statement of Operations
Year ended December 31, 1998
(in thousands)


                                      Dreyfus Corporation                  JP Morgan         Templeton    Calamos
                           Capital     Small                                      Small*
                           Apprec.      Cap      Stock   Socially*      Equity*   Company      Int'l*    Convertible*
                           Portfolio Portfolio   Index   Responsible    Portfolio Portfolio    Fund      Portfolio          Total

Investment Income:
Income:
Dividend Distributions  $      39        -      114           -             -         -          -             -               854
Capital Gains Distributions     1      164       23           -             -         -          -             -             1,538
   Total Income                40      164      137           -             -         -          -             -             2,392
Expenses:
 Mortality and Expense Fees    60       94      104           -             -         -          -             -             1,146
 Administrative Fees            7       13       10           -             -         -          -             -               119
   Total Expenses              67      107      114           -             -         -          -             -             1,265
Investment Income (Loss)      (27)      57       23           -             -         -          -             -             1,127
Realized and Unrealized Gain
   on Investments:
Realized Gain (Loss)            7      (22)     315           -             -         -          -             -               567
Unrealized Appreciation
   (Depreciation)           1,032     (270)   1,186           -             -         -          -             -              9,367
Net Gain (Loss) on
   Investments              1,039     (292)   1,501           -             -         -          -             -              9,934

Increase (Decrease) in Net
   Assets from Operation$   1,012      (235)  1,524           -             -         -          -             -             11,061

* For the period May 3, 1999 (inception date) through December 31, 1999.


See accompanying Notes to Financial Statements

Kansas City Life Variable Annuity Separate Account
Statement of Changes in Net Assets
Year ended December 31, 1998
(in thousands)

                           Federated Insurance Series      MFS Variable Insurance Trust                       ACI Portfolios
                                      High
                           American  Income   Prime            Emerging  Total         World               VP                   VP *
                           Leaders    Bond    Money   Research  Growth  Return  Bond   Gov'ts Utilities  Capital   VP   VP    Income
                           Fund II   Fund II Fund II   Series   Series  Series  Series Series  Series    Apprec  Int'l Value*  &Gth


Increase (Decrease) in Net
  Assets from Operations $   1,247     (6)      177     2,060   3,209     613     94      22     905      (57)    496     -      -

Deposits                     5,126  3,457    17,112     4,301   3,955   2,955  1,179     140   4,157      372   1,668     -      -

Payments and Withdrawals:
 Death Benefits                  6      5         -        13       2      56      -       -      56        -       -     -      -
 Withdrawals                   300    263       238       383     440     187     50      10     210       71     142     -      -
 Transfers in (out)         (1,065)  (551)   10,381      (344)   (721)   (797)  (409)    175    (796)     231    (444)    -      -
Payments and Withdrawals      (759)  (283)   10,619        52    (279)   (554)  (359)    185    (530)     302    (302)    -      -

Net Assets:
 Net Increase (Decrease)     7,132  3,734     6,670     6,309   7,443   4,122  1,632     (23)  5,592       13   2,466     -      -
 Beginning of Year           5,560  4,509     1,529     7,743   7,671   4,153  1,066     375   3,279    1,786   2,529     -      -
     End of Year        $   12,692  8,243     8,199    14,052  15,114   8,275  2,698     352   8,871    1,799   4,995     -      -

* For the period May 3, 1999 (inception date) through December 31, 1999.


See accompanying Notes to Financial Statements


Kansas City Life Variable Annuity Separate Account
Statement of Changes in Net Assets
Year ended December 31, 1998
(in thousands)


                                      Dreyfus Corporation                  JP Morgan         Templeton    Calamos
                           Capital     Small                                      Small*
                           Apprec.      Cap      Stock   Socially*      Equity*   Company      Int'l*    Convertible*
                           Portfolio Portfolio   Index   Responsible    Portfolio Portfolio    Fund      Portfolio          Total

Increase (Decrease) in Net
  Assets from Operations $   1,012       (235)   1,524        -              -        -          -           -              11,061

Deposits                     3,384      5,099    5,285        -              -        -          -           -              58,190

Payments and Withdrawals:
 Death Benefits                  -         32       43        -              -        -          -           -                 213
 Withdrawals                    83        211      376        -              -        -          -           -               2,964
 Transfers in (out)         (1,363)    (1,401)  (2,131)       -              -        -          -           -                 765

Payments and Withdrawals    (1,280)    (1,158)  (1,712)       -              -        -          -           -               3,942

Net Assets:
  Net Increase (Decrease)    5,676      6,022    8,521        -              -        -          -           -              65,309
  Beginning of Year          1,689      4,017    4,094        -              -        -          -           -              50,000

End of Year                  7,365     10,039   12,615        -              -        -          -           -             115,309

* For the period May 3, 1999 (inception date) through December 31, 1999.

See accompanying Notes to Financial Statements


               Kansas City Life Variable Annuity Separate Account
                          Notes to Financial Statements



1.   Organization and Significant Accounting Policies

     Organization

Kansas City Life Variable Annuity Separate Account, marketed as Century II Variable Annuity, (the Account) is a separate account of Kansas City Life Insurance Company (KCL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All deposits received by the Account have been directed by the contract owners into subaccounts of seven series-type mutual funds, as listed below, or into KCL's Fixed Account.

Federated Insurance Series

American Leaders Fund II                  Long-term growth of capital
High Income Bond Fund II                  High current income
Prime Money Fund II                       Current income with stability of
                                                principal and liquidity

MFS Variable Insurance Trust

MFS Research Series                       Long-term growth of capital and
                                                future income
MFS Emerging Growth Series                Long-term growth of capital
MFS Total Return Series                   Income and opportunities for growth
                                                of capital and income
MFS Bond Series                           Current income and protection of
                                                shareholders' capital
MFS World Governments Series              Preservation and growth of capital
                                                with moderate current income
MFS Utilities Series                      Capital growth and current income


American Century - Variable Portfolios

VP Capital Appreciation                   Capital growth through investment in
                                                common stocks
VP International                          Capital growth through investment in
                                                foreign securities
VP Value                                  Long-term growth of capital
VP Income and Growth                      Capital growth and current income
                                                through investment in common
                                                stocks

Dreyfus Corporation

Capital Appreciation Portfolio            Long-term capital growth with
                                                preservation of capital
Small Cap Portfolio                       Capital appreciation
Stock Index Fund                          Price and yield performance that
                                                corresponds to the Standard &
                                                Poor's 500 Composite Stock
                                                Price Index
Socially Responsible Fund                 Capital growth through investment in
                                                common stocks

JP Morgan

Equity Portfolio                          High return on selected equity
                                                securities of large U.S.
                                                corporations
Small Company Portfolio                   Long-term growth through investments
                                                in equity securities of small
                                                companies



               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)



Templeton

International Fund                        Long-term growth through investment
                                                in foreign equity securities

Calamos

Convertible Portfolio                     Current income and equity protection
                                                through investment in
                                                convertible bonds



Basis of Presentation and Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



Reinvestment of Dividends

Interest and dividend income and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective subaccount. Capital gains distributions are recorded as income on the date of receipt.



Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of KCL, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.




               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)



Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at quoted market value (NAV of the underlying mutual fund). The average cost method is used to determine realized gains and losses.

The aggregate cost of purchases and proceeds from sales and the number of shares thereon were as follows:

                                                                  Cost of                  Proceeds
1999:                                                            Purchases              from Sales
                                                                                     (in thousands)

American Leaders Fund II                                          $   9,036                 3,737
High Income Bond Fund II                                              4,542                 2,648
Prime Money Fund II                                                  42,253                31,553
MFS Research Series                                                   5,327                 3,805
MFS Emerging Growth Series                                           10,630                 6,979
MFS Total Return Series                                               4,526                 1,969
MFS Bond Series                                                       1,588                 1,299
MFS World Governments Series                                            251                   176
MFS Utilities Series                                                  9,589                 2,991
ACI VP Capital Appreciation                                             543                   654
ACI VP International                                                  2,680                 2,266
ACI VP Value                                                            858                   123
ACI VP Income and Growth                                              1,319                   381
Dreyfus Capital Appreciation Portfolio                                7,618                 2,832
Dreyfus Small Cap Portfolio                                           4,690                 3,673
Dreyfus Stock Index Fund                                             14,134                 4,328
Dreyfus Socially Responsible Fund                                     2,154                   455
JP Morgan Equity Portfolio                                            1,407                   225
JP Morgan Small Company Portfolio                                       350                   135
Templeton International Fund                                          1,004                   161
Calamos Convertible Portfolio                                         2,125                   258




               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)



                                                                  Cost of                Proceeds
1998:                                                            Purchases           from Sales
                                                                                    (in thousands)

American Leaders Fund II                                          $   8,620                 2,429
High Income Bond Fund II                                              6,524                 2,727
Prime Money Fund II                                                  30,772                24,102
MFS Research Series                                                   6,697                 2,390
MFS Emerging Growth Series                                            6,808                 2,658
MFS Total Return Series                                               4,788                 1,203
MFS Bond Series                                                       2,751                 1,192
MFS World Governments Series                                            221                   267
MFS Utilities Series                                                  6,934                 1,986
ACI VP Capital Appreciation                                             944                   812
ACI VP International                                                  3,026                   916
Dreyfus Capital Appreciation Portfolio                                5,605                   969
Dreyfus Small Cap Portfolio                                           9,027                 2,712
Dreyfus Stock Index Fund                                             13,269                 6,249



2.   Variable Annuity Contract Charges

KCL deducts an administrative fee of $30 per year for each contract under $50,000. Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.25 percent of the asset value of each contract of which 0.70 percent is for assuming mortality risks and 0.55 percent is for expense risk. Additionally, KCL is compensated for administration expenses by a fee based on an annual rate of 0.15 percent of the asset value of each contract.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

A contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract, declining from 7 percent in the first three years to 2 percent in the seventh year. During 1999, $335,000 ($124,000 - 1998) was assessed in surrender charges and other contract charges totaled $2,231,000 ($1,265,000 - 1998).


3.   Y2K Postmortem (Unaudited)

KCL's Y2K efforts were successful and it is estimated that the incremental cost of KCL's compliance effort was $1.0 million. While this effort obviously was necessary to allow KCL to continue to function effectively in 2000 and beyond, it also benefited KCL by upgrading and standardizing systems throughout the organization.

Report of Independent Auditors

The Contract Owners
Kansas City Life Variable Annuity Separate Annuity and
The Board of Directors
Kansas City Life Insurance Company

We have audited the accompanying statements of net assets of Kansas City Life Variable Annuity Separate Account (the Account) (comprised of the individual subaccounts as indicated therein) as of December 31, 1999, and the related statement of operations and changes in net assets for the years ended December 31, 1999 and 1998, except for those individual series operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of Kansas City Life Insurance Company's management. Our responsibility is to express an opinion of these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kansas City Variable Annuity Separate Account at December 31, 1999, and the results of its operations and changes in its assets for the periods described above in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
Ernst & Young LLP

Kansas City, Missouri
March 31, 2000








                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

(b)  Exhibits

     (1) Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account").1

     (2)  Not Applicable.

     (3) Underwriting Agreement between Kansas City Life and Sunset Financial Services, Inc. ("Sunset Financial").2

     (4)  Contract Form.1

     (5)  Contract Application.2

     (6) (a) Articles of Incorporation of Bankers Life Association of Kansas City.1

          (b)  Restated Articles of Incorporation of Kansas City Life.1

          (c)  By-Laws of Kansas City Life.1

     (7)  Not Applicable.



     (8)  (a)  Form of  Participation  Agreement  with  MFS  Variable  Insurance
          Trust.2

          (b)  Form of Participation Agreement with TCI Portfolios, Inc.2

          (c)  Form of Participation Agreement with Federated Insurance Series.2

          (d) Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc.6

          (e) Agreement between Kansas City Life Insurance Company and J. P. Morgan Series Trust II.4

          (f) Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Insurance Trust, Calamos Asset management, Inc. and Calamos Financial Services, Inc.5

          (g) Agreement between Kansas City Life Insurance Company and each of Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc.4

          (h) Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index
               Fund).4



     (9)  Opinion and Consent of Counsel.

     (10) (a) Consent of  Sutherland,  Asbill & Brennan.

          (b)  Consent of Ernst & Young LLP.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for computation of performance quotations.3

     (14) Not applicable.

----------------

     1 Incorporated by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

     2 Incorporated by reference to the Registrant's Pre-Effective Amendment No.1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).


     3 Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the Securities and Exchange Commission on April 30, 1996. (File No. 33-89984).

     4 Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

     5 Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 19999.

     6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Variable Life Separate Account filed on July 15, 1997.




Item 25.  Directors and Officers of the Depositor

        Name and Principal
        Business Address*               Position and Offices with Depositor




        Joseph R. Bixby                 Director, Chairman of the Board
        R. Philip Bixby                 Director, Vice Chairman of the Board,
                                           President and CEO
        Richard L. Finn                 Director, Senior Vice President, Finance
        Jack D. Hayes                   Director, Senior Vice President,
                                         Marketing
        Robert C. Miller                Senior Vice President, Administrative
                                         Services
        Charles R. Duffy, Jr.           Senior Vice President, Operations
        Michael P. Horton               Vice President, Group
        John K. Koetting                Vice President and Controller
        C. John Malacarne               Director, Vice President, General
                                         Counsel and Secretary
        Walter E. Bixby, III            Director
        Ann C. Moberg                   Treasurer
        Daryl D. Jensen                 Director
        Nancy Bixby Hudson              Director
        Webb R. Gilmore                 Director
        Warren J. Hunzicker             Director
        Michael J. Ross                 Director
        Elizabeth T. Solberg            Director
        Larry Winn Jr.                  Director
        Peter Hathaway, M.D.            Vice President and Medical Director
        Scott M. Stone                  Vice President, Securities
        Mark A. Milton                  Vice President and Actuary
        Glenda R. Cline                 Assistant Vice President, Special Plan
                                         Administration
        Robert J. Milroy                Vice President, Policy Administration
        Robert E. Janes                 Assistant Vice President, Assistant
                                         Controller
        David A. Laird                  Assistant Vice President, Assistant
                                         Controller




        * The principal business address of all the persons listed above is 3520 Broadway, Kansas City, Missouri 64141-6139.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                     Percent of Voting
Name                  Jurisdiction   Securities Owned         Principal Business


Sunset Life Insurance Washington   Ownership of all voting    Insurance
Company of America                 securities by depositor

Sunset Financial                   Ownership of all voting
Services, Inc.        Washington   securities by Sunset Life
                                   Insurance Company of
                                   America                    Broker/Dealer

KCL Service                        Ownership of all voting
Company               Missouri     securities by depositor   Marketing Insurance

Lioness Realty                     Ownership of all voting   Real Estate
Group, Inc.           Missouri     securities by depositor   Services

Property Operating                 Ownership of all voting   Real Estate
Company               Missouri     securities by depositor   Services

Old American                       Ownership of all voting
Insurance Company     Missouri     securities by depositor   Insurance


Contact Data, Inc.    Missouri     Ownership of all voting
                                   securities by depositor   Direct Marketing
Kansas City Life
Financial Group, Inc. Missouri     Ownership of all voting
                                   securities by depositor   Insurance Marketing


Item 27.  Number of Contract owners


        7,069--As of April 11, 2000



Item 28.  Indemnification

        The By-Laws of Kansas City Life Insurance  Company provide,  in part, in
Article XII:

        1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

        3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

        4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company .

        5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

        6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

        7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

        8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

        9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer , employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

        10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

        11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

        12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

        13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

        14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

        Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

        Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

        (a) Sunset Financial Services, Inc. is the registrant's principal underwriter.

        (b)     Officers and Directors of Sunset Financial.

Name and Principal                      Positions and Offices
Business Address*                       With the Underwriter



Gregory E. Smith                        President, Director
Daryl D. Jensen                         Director



Gary K. Hoffman                         Secretary, Director

Robert E. Janes                         Treasurer
Jack D. Hayes                           Chairman of the Board and Director
Walter E. Bixby, III                    Director
R. Philip Bixby                         Director
Bret L. Benham                          Vice President
Kelly T. Ullom                          Vice President
Ann C. Moberg                           Assistant Treasurer
Agatha C. Robinson                      Vice President
Kelly T. Ullom                          Vice President
Agatha Robinson                         Vice President
Susanna J. Denney                       Assistant Vice President




* The principal business address of all of the persons listed above is 3200 Capitol Boulevard South, Olympia, Washington 98501-3396.

Item 30.  Location Books and Records

        All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64141-6139.

Item 31.  Management Services

        All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

        (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

        (b) The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

        (c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

        (d) Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

        (e) Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.



Pursuant to the requirements of the Securities Act of 1933, the Registrant, Kansas City Life Variable Annuity Separate Account, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 6 to its Registration Statement and has duly caused this Post-Effective Amendment No. 6 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Kansas City and the State of Missouri on the 24th day of April, 2000.


[Seal]                        Kansas City Life Variable
                              Annuity Separate Account
                              Registrant




                       KANSAS CITY LIFE INSURANCE COMPANY


                                                  Depositor

Attest:  /s/C. John Malacarne                     By: /s/R. Philip Bixby
            C. John Malacarne                        R. Philip Bixby, President,
                                                     CEO, and Vice Chairman of
                                                     the Board



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signature                Title                               Date


/s/R. Philip Bixby      President, CEO, and Vice Chairman    April 24, 2000
R. Philip Bixby         of the Board


/s/Richard L. Finn      Senior Vice President, Finance       April 24, 2000
Richard L. Finn         and Director
                        (Principal Financial Officer)

/s/John K. Koetting     Vice President and Controller        April 24, 2000
John K. Koetting        (Principal Accounting Officer)

/s/ J. R. Bixby         Chairman of the Board and            April 24, 2000
J.R. Bixby              Director


/s/W. E. Bixby III      Director                             April 24, 2000
W. E. Bixby III

/s/Daryl D. Jensen      Director                             April 24, 2000
Daryl D. Jensen

/s/C. John Malacarne    Director                             April 24, 2000
C. John Malacarne

/s/Jack D. Hayes        Director                             April 24, 2000
Jack D. Hayes

/s/Webb R. Gilmore      Director                             April 24, 2000
Webb R. Gilmore

/s/Warren J. Hunzicker, M.D. Director                        April 24, 2000
Warren J. Hunzicker, M.D.

/s/Michael J. Ross      Director                             April 24, 2000
Michael J. Ross

/s/Elizabeth T. Solberg Director                             April 24, 2000
Elizabeth T. Solberg

E. Larry Winn Jr.       Director                             April 24, 2000


/s/Nancy Bixby Hudson   Director                             April 24, 2000
Nancy Bixby Hudson




        EXHIBIT INDEX


Page No.*

     9.   Opinion and Consent of Counsel


     10   (a). Consent of Sutherland, Asbill & Brennan

          (b). Consent of Ernst & Young LLP



* Page numbers included only in manually executed original in compliance with Rule 403(d) under the Securities Act of 1933.

        Exhibit 9
        Opinion and Consent of Counsel


        Exhibit 10(a)
        Consent of Sutherland, Asbill & Brennan

        Exhibit 10(b)
        Consent of Ernst & Young LLP